BNY Mellon High Yield ETF
Statement of Investments
January 31, 2025 (Unaudited)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0%
Advertising – 1.0%
Advantage Sales & Marketing, Inc.
,
6.50% , 11/15/2028
(a)
175,000 165,756
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)
160,000 155,833
7.75%, 4/15/2028
(a)
222,000 205,772
9.00%, 9/15/2028
(a)
47,000 49,481
7.50%, 6/01/2029
(a)
232,000 206,597
7.88%, 4/01/2030
(a)
219,000 226,656
CMG Media Corp.
,
8.88% , 6/18/2029
(a)
185,000 149,000
Lamar Media Corp.
3.75%, 2/15/2028 227,000 216,129
4.88%, 1/15/2029 193,000 187,415
4.00%, 2/15/2030 348,000 321,380
3.63%, 1/15/2031 367,000 327,213
Neptune Bidco US, Inc.
,
9.29% , 4/15/2029
(a)
540,000 460,176
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 8/15/2027
(a)
47,000 46,163
4.25%, 1/15/2029
(a)
20,000 18,718
4.63%, 3/15/2030
(a)
143,000 132,761
7.38%, 2/15/2031
(a)
170,000 178,083
Stagwell Global LLC
,
5.63% , 8/15/2029
(a)
398,000 384,264
Summer BC Bidco B LLC
,
5.50% , 10/31/2026
(a)
185,000 186,740
3,618,137
Aerospace & Defense – 2.5%
Bombardier, Inc.
7.13%, 6/15/2026
(a)
127,000 127,583
6.00%, 2/15/2028
(a)
194,000 193,519
7.50%, 2/01/2029
(a)
75,000 78,090
8.75%, 11/15/2030
(a)
39,000 41,978
7.25%, 7/01/2031
(a)(b)
198,000 204,389
7.00%, 6/01/2032
(a)
95,000 96,964
7.45%, 5/01/2034
(a)
100,000 105,099
F-Brasile SpA / F-Brasile US LLC
,
Series XR , 7.38% , 8/15/2026
(a)
90,000 90,015
Goat Holdco LLC
,
6.75% , 2/01/2032
(a)
192,000 191,390
Moog, Inc.
,
4.25% , 12/15/2027
(a)
236,000 226,327
Spirit AeroSystems, Inc.
3.85%, 6/15/2026 5,000 4,912
4.60%, 6/15/2028 61,000 58,834
9.38%, 11/30/2029
(a)
180,000 193,435
9.75%, 11/15/2030
(a)
90,000 99,655
TransDigm, Inc.
5.50%, 11/15/2027 1,246,000 1,234,245
6.75%, 8/15/2028
(a)
968,000 985,251
4.63%, 1/15/2029 600,000 567,923
6.38%, 3/01/2029
(a)
1,155,000 1,167,094
4.88%, 5/01/2029 353,000 335,029
6.88%, 12/15/2030
(a)
650,000 665,753
7.13%, 12/01/2031
(a)
485,000 501,348
6.63%, 3/01/2032
(a)
977,000 995,106
6.00%, 1/15/2033
(a)
389,000 383,605
Triumph Group, Inc.
,
9.00% , 3/15/2028
(a)
151,000 158,318
8,705,862
Agriculture – 0.1%
Darling Ingredients, Inc.
,
6.00% , 6/15/2030
(a)
100,000 99,548
Turning Point Brands, Inc.
,
5.63% , 2/15/2026
(a)
205,000 204,267
303,815

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Airlines – 1.2%
Air Canada
,
3.88% , 8/15/2026
(a)
98,000 95,653
Air Canada Pass-Through Trust
,
Series 2020-1 , Class C , 10.50% , 7/15/2026
(a)
282,000 299,935
Allegiant Travel Co.
,
7.25% , 8/15/2027
(a)
2,000 2,019
American Airlines, Inc.
7.25%, 2/15/2028
(a)(b)
114,000 116,659
8.50%, 5/15/2029
(a)
188,000 197,984
American Airlines, Inc. / Aadvantage Loyalty IP Ltd.
5.50%, 4/20/2026
(a)
177,866 177,778
5.75%, 4/20/2029
(a)
399,600 398,550
Avianca Midco 2 PLC
9.00%, 12/01/2028
(a)
225,000 224,969
9.63%, 2/14/2030
(a)
1,394,000 1,364,392
Jetblue Airways Corp. / Jetblue Loyalty LP
,
9.88% , 9/20/2031
(a)
540,000 570,219
OneSky Flight LLC
,
8.88% , 12/15/2029
(a)
141,000 144,400
United Airlines Pass-Through Trust
,
Series 2016-2 , Class A , 3.10% , 10/07/2028 103,205 94,044
United Airlines, Inc.
4.38%, 4/15/2026
(a)
295,000 290,976
4.63%, 4/15/2029
(a)
120,000 115,249
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
,
9.50% , 6/01/2028
(a)(b)
60,000 61,639
VistaJet Malta Finance PLC / XO Management Holding, Inc.
7.88%, 5/01/2027
(a)
25,000 25,008
6.38%, 2/01/2030
(a)
40,000 36,664
4,216,138
Apparel – 0.3%
Champ Acquisition Corp.
,
8.38% , 12/01/2031
(a)
70,000 72,905
Crocs, Inc.
4.25%, 3/15/2029
(a)
55,000 51,221
4.13%, 8/15/2031
(a)
6,000 5,277
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)
290,000 287,555
9.00%, 2/15/2031
(a)
46,000 49,143
Kontoor Brands, Inc.
,
4.13% , 11/15/2029
(a)
184,000 171,251
S&S Holdings LLC
,
8.38% , 10/01/2031
(a)
200,000 200,686
Under Armour, Inc.
,
3.25% , 6/15/2026 37,000 35,905
VF Corp.
2.80%, 4/23/2027 145,000 137,015
2.95%, 4/23/2030 140,000 122,355
6.45%, 11/01/2037 45,000 44,009
Wolverine World Wide, Inc.
,
4.00% , 8/15/2029
(a)
4,000 3,542
1,180,864
Auto Manufacturers – 0.5%
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
155,000 152,242
5.88%, 6/01/2029
(a)
25,000 25,067
3.75%, 1/30/2031
(a)
244,000 217,995
Aston Martin Capital Holdings Ltd.
,
10.00% , 3/31/2029
(a)
300,000 297,674
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(a)
330,000 317,920
5.88%, 1/15/2028
(a)(b)
192,740 191,842
5.50%, 7/15/2029
(a)
226,000 222,075
JB Poindexter & Co., Inc.
,
8.75% , 12/15/2031
(a)
117,000 124,426
PM General Purchaser LLC
,
9.50% , 10/01/2028
(a)(b)
200,000 198,854
Wabash National Corp.
,
4.50% , 10/15/2028
(a)
170,000 157,128
1,905,223

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Auto Parts & Equipment – 1.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026
(a)
205,000 204,757
7.00%, 4/15/2028
(a)
143,000 145,925
8.25%, 4/15/2031
(a)(b)
5,000 5,186
7.50%, 2/15/2033
(a)
49,000 49,560
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027 85,000 85,208
6.88%, 7/01/2028 130,000 129,288
5.00%, 10/01/2029
(b)
86,000 78,889
Aptiv Swiss Holdings Ltd.
,
6.88% , 12/15/2054 331,000 330,547
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
111,000 111,003
8.50%, 5/15/2027
(a)
411,000 413,089
6.75%, 5/15/2028
(a)
273,000 278,098
6.75%, 2/15/2030
(a)
180,000 182,995
Cooper-Standard Automotive, Inc.
,
5.63% , 5/15/2027
(a)(c)
115,000 98,177
Dana, Inc.
5.38%, 11/15/2027 85,000 84,609
4.25%, 9/01/2030 31,000 29,421
4.50%, 2/15/2032
(b)
76,000 71,512
Dornoch Debt Merger Sub, Inc.
,
6.63% , 10/15/2029
(a)
119,000 98,360
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
,
7.75% , 5/31/2032
(a)
293,000 298,794
IHO Verwaltungs GmbH
7.75%, 11/15/2030
(a)(c)
170,000 170,399
8.00%, 11/15/2032
(a)(c)
160,000 159,704
Phinia, Inc.
6.75%, 4/15/2029
(a)
140,000 143,892
6.63%, 10/15/2032
(a)
120,000 120,389
Real Hero Merger Sub 2, Inc.
,
6.25% , 2/01/2029
(a)
271,000 235,949
Tenneco, Inc.
,
8.00% , 11/17/2028
(a)
460,000 438,765
The Goodyear Tire & Rubber Company
5.00%, 5/31/2026 179,000 177,554
4.88%, 3/15/2027 60,000 58,834
5.00%, 7/15/2029 85,000 79,269
5.25%, 4/30/2031
(b)
19,000 17,353
5.25%, 7/15/2031
(b)
32,000 29,297
5.63%, 4/30/2033 22,000 19,827
Titan International, Inc.
,
7.00% , 4/30/2028 120,000 119,202
ZF North America Capital, Inc.
,
6.75% , 4/23/2030
(a)
191,000 187,723
4,653,575
Banks – 0.8%
Banc of California
,
3.25% , 5/01/2031 225,000 212,587
Dresdner Funding Trust I
,
8.15% , 6/30/2031
(a)
210,000 230,402
Freedom Mortgage Corp.
7.63%, 5/01/2026
(a)
191,000 192,219
6.63%, 1/15/2027
(a)
199,000 199,550
12.00%, 10/01/2028
(a)
259,000 282,208
12.25%, 10/01/2030
(a)
265,000 295,872
Intesa Sanpaolo SpA
4.20%, 6/01/2032
(a)
3,000 2,662
4.95%, 6/01/2042
(a)
20,000 15,802
Texas Capital Bancshares, Inc.
,
4.00% , 5/06/2031 265,000 255,457
UniCredit SpA
5.86%, 6/19/2032
(a)
132,000 131,992
7.30%, 4/02/2034
(a)
169,000 177,047

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Banks – 0.8% (continued)
UniCredit SpA (continued)
5.46%, 6/30/2035
(a)
210,000 204,581
Valley National Bancorp
3.00%, 6/15/2031
(b)
313,000 285,872
6.25%, 9/30/2032 105,000 95,916
Western Alliance Bancorp
,
3.00% , 6/15/2031 234,000 222,676
2,804,843
Beverages – 0.1%
Triton Water Holdings, Inc.
,
6.25% , 4/01/2029
(a)
295,000 292,874
292,874
Biotechnology – 0.0%
Emergent Biosolutions, Inc.
,
3.88% , 8/15/2028
(a)
170,000 143,287
143,287
Building Materials – 2.5%
Acproducts Holdings, Inc.
,
6.38% , 5/15/2029
(a)
170,000 107,965
Ameritex Holdco Intermediate LLC
,
10.25% , 10/15/2028
(a)
250,000 265,079
Boise Cascade Co.
,
4.88% , 7/01/2030
(a)
155,000 146,978
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
225,000 215,303
4.25%, 2/01/2032
(a)
265,000 238,739
6.38%, 6/15/2032
(a)
154,000 156,099
6.38%, 3/01/2034
(a)
145,000 146,198
Camelot Return Merger Sub, Inc.
,
8.75% , 8/01/2028
(a)
130,000 127,725
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029
(a)
95,000 76,879
9.50%, 8/15/2029
(a)
302,000 302,098
CP Atlas Buyer, Inc.
,
7.00% , 12/01/2028
(a)
163,000 145,055
Eco Material Technologies, Inc.
,
7.88% , 1/31/2027
(a)
317,000 323,110
Emrld Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030
(a)
811,000 820,883
6.75%, 7/15/2031
(a)
200,000 203,366
Griffon Corp.
,
5.75% , 3/01/2028 424,000 420,338
JELD-WEN, Inc.
,
4.88% , 12/15/2027
(a)
131,000 126,406
Knife River Corp.
,
7.75% , 5/01/2031
(a)
257,000 268,126
Masterbrand, Inc.
,
7.00% , 7/15/2032
(a)
50,000 51,119
Miter Brands Acquisition Holdco, Inc. / MIWID Borrower LLC
,
6.75% , 4/01/2032
(a)
271,000 274,214
MIWD Holdco II LLC / MIWD Finance Corp.
,
5.50% , 2/01/2030
(a)
1,000 952
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
4,000 3,904
9.75%, 7/15/2028
(a)
170,000 173,299
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
,
9.50% , 4/15/2030
(a)
203,000 197,361
Quikrete Holdings, Inc.
6.38%, 3/01/2032
(a)
441,000 442,098
6.75%, 3/01/2033
(a)
577,000 578,442
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
509,000 504,802
8.88%, 11/15/2031
(a)
555,000 592,394
Standard Building Solutions, Inc.
,
6.50% , 8/15/2032
(a)
7,000 7,068
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
140,000 138,025
4.75%, 1/15/2028
(a)
200,000 194,461
4.38%, 7/15/2030
(a)
410,000 380,788
3.38%, 1/15/2031
(a)
195,000 170,690

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Building Materials – 2.5% (continued)
Summit Materials LLC / Summit Materials Finance Corp.
6.50%, 3/15/2027
(a)
192,000 192,103
5.25%, 1/15/2029
(a)
239,000 242,095
7.25%, 1/15/2031
(a)
300,000 323,860
Wilsonart LLC
,
11.00% , 8/15/2032
(a)
150,000 149,750
8,707,772
Chemicals – 2.1%
Ashland, Inc.
,
6.88% , 5/15/2043 90,000 93,352
Avient Corp.
7.13%, 8/01/2030
(a)
278,000 285,250
6.25%, 11/01/2031
(a)
80,000 79,732
Axalta Coating Systems Dutch Holding B BV
,
7.25% , 2/15/2031
(a)
329,000 342,925
Axalta Coating Systems LLC
,
3.38% , 2/15/2029
(a)
112,000 102,897
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
,
4.75% , 6/15/2027
(a)
250,000 245,317
Cerdia Finanz GmbH
,
9.38% , 10/03/2031
(a)
200,000 209,154
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
215,000 208,801
5.63%, 10/15/2028
(a)
76,000 67,429
12.00%, 2/15/2031
(a)
150,000 154,385
CVR Partners LP / CVR Nitrogen Finance Corp.
,
6.13% , 6/15/2028
(a)
55,000 54,247
Element Solutions, Inc.
,
3.88% , 9/01/2028
(a)
155,000 147,942
GPD Companies, Inc.
,
10.13% , 4/01/2026
(a)
90,000 88,763
HB Fuller Co.
4.00%, 2/15/2027 105,000 101,229
4.25%, 10/15/2028 75,000 71,295
Herens Holdco Sarl
,
4.75% , 5/15/2028
(a)
170,000 155,901
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
,
9.00% , 7/01/2028
(a)
195,000 197,101
INEOS Finance PLC
6.75%, 5/15/2028
(a)
349,000 351,440
7.50%, 4/15/2029
(a)
60,000 61,301
INEOS Quattro Finance 2 PLC
,
9.63% , 3/15/2029
(a)
300,000 315,068
Ingevity Corp.
,
3.88% , 11/01/2028
(a)
2,000 1,854
Innophos Holdings, Inc.
,
11.50% , 6/15/2029
(a)
149,625 159,570
Kobe US Midco 2, Inc.
,
9.25% , 11/01/2026
(a)(c)
72,488 65,088
LSF11 A5 HoldCo LLC
,
6.63% , 10/15/2029
(a)
31,000 31,915
Mativ Holdings, Inc.
,
8.00% , 10/01/2029
(a)(b)
75,000 71,344
Methanex US Operations, Inc.
,
6.25% , 3/15/2032
(a)
100,000 99,721
Minerals Technologies, Inc.
,
5.00% , 7/01/2028
(a)
115,000 111,278
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
170,000 172,496
4.25%, 10/01/2028
(a)
160,000 151,871
9.75%, 11/15/2028
(a)
403,000 426,963
6.25%, 10/01/2029
(a)
11,000 10,558
7.25%, 6/15/2031
(a)
190,000 193,623
Rain Carbon, Inc.
,
12.25% , 9/01/2029
(a)(b)
64,000 67,834
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
360,000 349,057
6.63%, 5/01/2029
(a)
140,000 135,791
SCIL IV LLC / SCIL USA Holdings LLC
,
5.38% , 11/01/2026
(a)
415,000 411,455
SK Invictus Intermediate II Sarl
,
5.00% , 10/30/2029
(a)
10,000 9,479
SNF Group SACA
,
3.13% , 3/15/2027
(a)
191,000 181,960
The Chemours Company
5.38%, 5/15/2027 80,000 78,342
5.75%, 11/15/2028
(a)
320,000 304,008
4.63%, 11/15/2029
(a)(b)
33,000 29,276
8.00%, 1/15/2033
(a)
140,000 138,843

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Chemicals – 2.1% (continued)
Tronox, Inc.
,
4.63% , 3/15/2029
(a)
240,000 217,568
Vibrantz Technologies, Inc.
,
9.00% , 2/15/2030
(a)
130,000 118,898
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
236,000 231,151
5.63%, 8/15/2029
(a)
259,000 241,429
7.38%, 3/01/2031
(a)
175,000 180,588
7,525,489
Coal – 0.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
,
8.63% , 6/15/2029
(a)
320,000 338,307
Conuma Resources Ltd.
,
13.13% , 5/01/2028
(a)
68,000 69,305
Coronado Finance Pty Ltd.
,
9.25% , 10/01/2029
(a)
293,000 299,955
SunCoke Energy, Inc.
,
4.88% , 6/30/2029
(a)
265,000 244,199
Warrior Met Coal, Inc.
,
7.88% , 12/01/2028
(a)
66,000 67,932
1,019,698
Commercial Services – 4.9%
Adtalem Global Education, Inc.
,
5.50% , 3/01/2028
(a)
351,000 345,773
Albion Financing 1 Sarl / Aggreko Holdings, Inc.
,
6.13% , 10/15/2026
(a)
310,000 310,382
Albion Financing 2 Sarl
,
8.75% , 4/15/2027
(a)
295,000 300,705
Allied Universal Holdco LLC
,
7.88% , 2/15/2031
(a)
720,000 738,378
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.75%, 7/15/2027
(a)
250,000 251,531
6.00%, 6/01/2029
(a)
285,000 263,593
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
270,000 257,283
4.63%, 6/01/2028
(a)
149,000 141,941
Alta Equipment Group, Inc.
,
9.00% , 6/01/2029
(a)(b)
8,000 7,746
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
195,000 188,835
4.00%, 4/15/2029
(a)
34,000 30,948
APi Group DE, Inc.
,
4.13% , 7/15/2029
(a)
6,000 5,564
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.75%, 7/15/2027
(a)
165,000 163,021
5.75%, 7/15/2027
(a)
126,000 124,565
4.75%, 4/01/2028
(a)(b)
74,000 70,153
5.38%, 3/01/2029
(a)
23,000 21,938
8.25%, 1/15/2030
(a)(b)
137,000 141,626
8.00%, 2/15/2031
(a)(b)
31,000 32,019
Belron UK Finance PLC
,
5.75% , 10/15/2029
(a)
330,000 327,584
Block, Inc.
2.75%, 6/01/2026 162,000 157,678
3.50%, 6/01/2031 4,000 3,559
6.50%, 5/15/2032
(a)
302,000 308,872
Boost Newco Borrower LLC
,
7.50% , 1/15/2031
(a)
520,000 544,631
Carriage Services, Inc.
,
4.25% , 5/15/2029
(a)
163,000 149,380
Champions Financing, Inc.
,
8.75% , 2/15/2029
(a)(b)
160,000 152,827
Cimpress PLC
,
7.38% , 9/15/2032
(a)
200,000 198,842
CoreCivic, Inc.
4.75%, 10/15/2027 475,000 461,925
8.25%, 4/15/2029 200,000 211,532
CPI CG, Inc.
,
10.00% , 7/15/2029
(a)
52,000 56,139
DCLI Bidco LLC
,
7.75% , 11/15/2029
(a)
189,000 194,473
Deluxe Corp.
8.00%, 6/01/2029
(a)
195,000 191,018
8.13%, 9/15/2029
(a)
200,000 205,916

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Commercial Services – 4.9% (continued)
EquipmentShare.com, Inc.
9.00%, 5/15/2028
(a)
226,000 238,246
8.63%, 5/15/2032
(a)
128,000 136,573
8.00%, 3/15/2033
(a)
75,000 77,992
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 14,715
7.75%, 2/15/2028
(a)
22,000 22,822
6.00%, 6/01/2029
(a)
205,000 197,116
8.25%, 8/01/2032
(a)
230,000 236,509
8.38%, 11/15/2032
(a)
300,000 309,769
Graham Holdings Co.
,
5.75% , 6/01/2026
(a)
153,000 153,081
Herc Holdings, Inc.
5.50%, 7/15/2027
(a)
154,000 153,530
6.63%, 6/15/2029
(a)
80,000 81,752
Korn Ferry
,
4.63% , 12/15/2027
(a)
170,000 165,792
Matthews International Corp.
,
8.63% , 10/01/2027
(a)
109,000 114,392
Mavis Tire Express Services Topco Corp.
,
6.50% , 5/15/2029
(a)
165,000 160,171
Mobius Merger Sub, Inc.
,
9.00% , 6/01/2030
(a)
230,000 223,636
NESCO Holdings II, Inc.
,
5.50% , 4/15/2029
(a)
85,000 80,401
Paysafe Finance PLC / Paysafe Holdings US Corp.
,
4.00% , 6/15/2029
(a)
63,000 58,491
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/2026
(a)
405,000 405,909
3.38%, 8/31/2027
(a)
400,000 377,458
6.25%, 1/15/2028
(a)
248,000 247,767
R.R. Donnelley & Sons Company
9.50%, 8/01/2029
(a)
460,000 473,704
10.88%, 8/01/2029
(a)
325,000 333,935
Raven Acquisition Holdings LLC
,
6.88% , 11/15/2031
(a)
346,000 346,274
RRD Intermediate Holdings, Inc.
,
11.00% , 12/01/2030
(a)(c)
92,000 85,176
RRD Parent, Inc.
,
10.00% , 10/15/2031
(a)(c)
57,330 101,421
Service Corp. International
7.50%, 4/01/2027 242,000 249,998
4.63%, 12/15/2027 36,000 35,386
5.13%, 6/01/2029 262,000 256,469
3.38%, 8/15/2030 80,000 71,068
4.00%, 5/15/2031 300,000 270,621
5.75%, 10/15/2032 280,000 275,039
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026
(a)
185,000 182,864
6.75%, 8/15/2032
(a)
177,000 181,726
Signal Parent, Inc.
,
6.13% , 4/01/2029
(a)
90,000 56,960
Sotheby's
,
7.38% , 10/15/2027
(a)
220,000 217,938
Sotheby's / Bidfair Holdings, Inc.
,
5.88% , 6/01/2029
(a)
90,000 82,998
StoneMor, Inc.
,
8.50% , 5/15/2029
(a)
125,000 114,365
The ADT Security Corp.
,
4.13% , 8/01/2029
(a)
90,000 84,310
The Brink's Company
,
4.63% , 10/15/2027
(a)
95,000 92,768
The Geo Group, Inc.
8.63%, 4/15/2029 176,000 185,967
10.25%, 4/15/2031 370,000 405,140
The Hertz Corp.
4.63%, 12/01/2026
(a)
91,000 80,826
12.63%, 7/15/2029
(a)
186,000 200,595
5.00%, 12/01/2029
(a)
175,000 126,430

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Commercial Services – 4.9% (continued)
TriNet Group, Inc.
3.50%, 3/01/2029
(a)
60,000 55,190
7.13%, 8/15/2031
(a)
103,000 105,973
United Rentals North America, Inc.
5.50%, 5/15/2027 28,000 27,985
3.88%, 11/15/2027 30,000 28,948
4.88%, 1/15/2028 499,000 492,114
5.25%, 1/15/2030
(b)
193,000 190,530
4.00%, 7/15/2030 173,000 160,245
3.88%, 2/15/2031 39,000 35,487
3.75%, 1/15/2032 125,000 110,858
6.13%, 3/15/2034
(a)
282,000 282,387
Upbound Group, Inc.
,
6.38% , 2/15/2029
(a)
233,000 228,426
Valvoline, Inc.
,
3.63% , 6/15/2031
(a)
120,000 104,245
Vortex Opco LLC
,
8.00% , 4/30/2030
(a)
50,000 17,232
VT Topco, Inc.
,
8.50% , 8/15/2030
(a)
60,000 63,622
Wand NewCo 3, Inc.
,
7.63% , 1/30/2032
(a)
415,000 429,595
WASH Multifamily Acquisition, Inc.
,
5.75% , 4/15/2026
(a)
8,000 7,999
Williams Scotsman, Inc.
6.63%, 6/15/2029
(a)
120,000 123,030
7.38%, 10/01/2031
(a)
16,000 16,725
WW International, Inc.
,
4.50% , 4/15/2029
(a)
79,000 16,334
ZipRecruiter, Inc.
,
5.00% , 1/15/2030
(a)(b)
190,000 173,279
17,198,681
Computers – 1.5%
Ahead DB Holdings LLC
,
6.63% , 5/01/2028
(a)
40,000 39,610
ASGN, Inc.
,
4.63% , 5/15/2028
(a)
534,000 513,964
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
,
6.00% , 11/01/2029
(a)
334,000 321,417
Crane NXT Co.
,
4.20% , 3/15/2048 200,000 128,266
Crowdstrike Holdings, Inc.
,
3.00% , 2/15/2029 100,000 91,819
Diebold Nixdorf, Inc.
,
7.75% , 3/31/2030
(a)
98,000 101,797
Fortress Intermediate 3, Inc.
,
7.50% , 6/01/2031
(a)
210,000 216,540
Insight Enterprises, Inc.
,
6.63% , 5/15/2032
(a)
211,000 214,421
KBR, Inc.
,
4.75% , 9/30/2028
(a)
311,000 295,327
McAfee Corp.
,
7.38% , 2/15/2030
(a)
475,000 468,452
NCR Atleos Corp.
,
9.50% , 4/01/2029
(a)
415,000 452,135
NCR Voyix Corp.
5.00%, 10/01/2028
(a)
180,000 173,445
5.13%, 4/15/2029
(a)
123,000 117,330
Science Applications International Corp.
,
4.88% , 4/01/2028
(a)
140,000 135,625
Seagate HDD Cayman
4.88%, 6/01/2027 15,000 14,774
4.09%, 6/01/2029 124,000 116,790
3.13%, 7/15/2029 110,000 99,002
8.50%, 7/15/2031 300,000 321,611
9.63%, 12/01/2032 420,000 476,743
5.75%, 12/01/2034 5,000 4,871
Unisys Corp.
,
6.88% , 11/01/2027
(a)
145,000 143,626
Vericast Corp.
,
12.50% , 12/15/2027
(a)
15,000 17,355
Virtusa Corp.
,
7.13% , 12/15/2028
(a)
159,000 154,359
Western Digital Corp.
,
4.75% , 2/15/2026 743,000 738,699
5,357,978
Cosmetics/Personal Care – 0.3%
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
312,000 307,447
4.13%, 4/01/2029
(a)
86,000 80,534

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Cosmetics/Personal Care – 0.3% (continued)
Oriflame Investment Holding PLC
,
5.13% , 5/04/2026
(a)
130,000 12,144
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 273,000 257,509
Series USD, 6.13%, 9/30/2032 34,000 33,353
4.90%, 12/15/2044 80,000 62,018
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
195,000 192,415
3.75%, 4/01/2031
(a)
240,000 213,440
1,158,860
Distribution/Wholesale – 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028
(a)
305,000 294,124
3.88%, 11/15/2029
(a)
33,000 30,502
BCPE Empire Holdings, Inc.
,
7.63% , 5/01/2027
(a)
141,000 141,588
Dealer Tire LLC / DT Issuer LLC
,
8.00% , 2/01/2028
(a)
110,000 109,374
H&E Equipment Services, Inc.
,
3.88% , 12/15/2028
(a)
220,000 219,646
Resideo Funding, Inc.
,
4.00% , 9/01/2029
(a)
125,000 115,192
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
130,000 133,163
7.75%, 3/15/2031
(a)
325,000 342,148
Velocity Vehicle Group LLC
,
8.00% , 6/01/2029
(a)
40,000 41,686
Verde Purchaser LLC
,
10.50% , 11/30/2030
(a)
184,000 199,939
Windsor Holdings III LLC
,
8.50% , 6/15/2030
(a)
86,000 91,094
1,718,456
Diversified Financial Services – 5.3%
AG TTMT Escrow Issuer LLC
,
8.63% , 9/30/2027
(a)
173,000 179,857
Ally Financial, Inc.
,
6.65% , 1/17/2040 132,000 130,652
Aretec Group, Inc.
7.50%, 4/01/2029
(a)
165,000 165,277
10.00%, 8/15/2030
(a)
165,000 181,436
Armor Holdco, Inc.
,
8.50% , 11/15/2029
(a)
170,000 171,309
Azorra Finance Ltd.
,
7.75% , 4/15/2030
(a)
150,000 151,882
Bread Financial Holdings, Inc.
,
9.75% , 3/15/2029
(a)
399,000 430,214
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
285,000 283,280
6.88%, 4/15/2030
(a)
205,000 205,992
9.25%, 7/01/2031
(a)
300,000 321,082
Cobra Acquisitionco LLC
6.38%, 11/01/2029
(a)
158,000 138,164
12.25%, 11/01/2029
(a)
80,000 83,522
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
345,000 313,269
3.63%, 10/01/2031
(a)
120,000 103,639
Credit Acceptance Corp.
,
9.25% , 12/15/2028
(a)
219,000 233,495
Encore Capital Group, Inc.
,
8.50% , 5/15/2030
(a)
111,000 117,496
Enova International, Inc.
11.25%, 12/15/2028
(a)
344,000 374,085
9.13%, 8/01/2029
(a)
100,000 105,267
Focus Financial Partners LLC
,
6.75% , 9/15/2031
(a)
250,000 251,364
Freedom Mortgage Holdings LLC
9.25%, 2/01/2029
(a)
374,000 390,624
9.13%, 5/15/2031
(a)
290,000 300,180
GGAM Finance Ltd.
7.75%, 5/15/2026
(a)
180,000 182,952
8.00%, 2/15/2027
(a)
215,000 222,056

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Diversified Financial Services – 5.3% (continued)
GGAM Finance Ltd. (continued)
8.00%, 6/15/2028
(a)
140,000 147,703
Global Aircraft Leasing Co. Ltd.
,
8.75% , 9/01/2027
(a)
490,000 503,572
goeasy Ltd.
9.25%, 12/01/2028
(a)
248,000 264,922
7.63%, 7/01/2029
(a)
509,000 526,444
6.88%, 5/15/2030
(a)
81,000 82,308
Hightower Holding LLC
6.75%, 4/15/2029
(a)
156,000 153,113
9.13%, 1/31/2030
(a)
70,000 73,745
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/2031
(a)
271,000 280,124
6.13%, 11/01/2032
(a)
290,000 288,400
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.00%, 8/15/2028
(a)
519,000 491,456
6.63%, 10/15/2031
(a)
72,000 72,423
Jefferson Capital Holdings LLC
6.00%, 8/15/2026
(a)
203,000 202,351
9.50%, 2/15/2029
(a)
295,000 315,233
LD Holdings Group LLC
8.75%, 11/01/2027
(a)
140,000 134,533
6.13%, 4/01/2028
(a)
153,000 133,979
LFS Topco LLC
,
5.88% , 10/15/2026
(a)
30,000 29,792
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
391,000 384,869
5.63%, 1/15/2030
(a)
370,000 346,030
Nationstar Mortgage Holdings, Inc.
5.00%, 2/01/2026
(a)
75,000 74,522
6.00%, 1/15/2027
(a)
233,000 232,706
5.50%, 8/15/2028
(a)
300,000 294,719
6.50%, 8/01/2029
(a)
270,000 271,668
5.75%, 11/15/2031
(a)
53,000 51,226
7.13%, 2/01/2032
(a)
245,000 252,597
Navient Corp.
6.75%, 6/15/2026 159,000 161,653
5.00%, 3/15/2027 89,000 87,456
4.88%, 3/15/2028 160,000 153,233
5.50%, 3/15/2029
(b)
135,000 129,431
9.38%, 7/25/2030 159,000 172,802
11.50%, 3/15/2031 120,000 136,016
5.63%, 8/01/2033 165,000 145,775
OneMain Finance Corp.
7.13%, 3/15/2026 476,000 485,497
3.50%, 1/15/2027 262,000 251,901
6.63%, 1/15/2028 264,000 268,352
3.88%, 9/15/2028 130,000 121,420
9.00%, 1/15/2029 276,000 293,233
6.63%, 5/15/2029 200,000 203,170
5.38%, 11/15/2029 86,000 83,561
7.88%, 3/15/2030 126,000 132,354
4.00%, 9/15/2030 130,000 116,481
7.50%, 5/15/2031 251,000 260,966
7.13%, 11/15/2031 250,000 257,095

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Diversified Financial Services – 5.3% (continued)
Osaic Holdings, Inc.
,
10.75% , 8/01/2027
(a)
60,000 62,057
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.
,
6.38% , 2/01/2027
(a)
235,000 233,510
PennyMac Financial Services, Inc.
4.25%, 2/15/2029
(a)
402,000 376,270
7.88%, 12/15/2029
(a)
240,000 251,144
7.13%, 11/15/2030
(a)
264,000 270,251
5.75%, 9/15/2031
(a)
202,000 193,278
PHH Escrow Issuer LLC / PHH Corp.
,
9.88% , 11/01/2029
(a)
181,000 177,165
Planet Financial Group LLC
,
10.50% , 12/15/2029
(a)
160,000 164,491
PRA Group, Inc.
8.38%, 2/01/2028
(a)
351,000 362,309
5.00%, 10/01/2029
(a)
315,000 291,379
8.88%, 1/31/2030
(a)
350,000 366,052
Provident Funding Associates LP / PFG Finance Corp.
,
9.75% , 9/15/2029
(a)
70,000 73,089
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026
(a)
97,000 92,528
3.63%, 3/01/2029
(a)
110,000 100,536
3.88%, 3/01/2031
(a)
267,000 235,899
4.00%, 10/15/2033
(a)
7,000 5,921
StoneX Group, Inc.
,
7.88% , 3/01/2031
(a)
246,000 259,069
Synchrony Financial
,
7.25% , 2/02/2033 123,000 128,943
United Wholesale Mortgage LLC
5.75%, 6/15/2027
(a)
377,000 374,817
5.50%, 4/15/2029
(a)
365,000 353,777
UWM Holdings LLC
,
6.63% , 2/01/2030
(a)
215,000 215,324
VFH Parent LLC / Valor Co.-Issuer, Inc.
,
7.50% , 6/15/2031
(a)
50,000 51,875
World Acceptance Corp.
,
7.00% , 11/01/2026
(a)
115,000 114,677
18,860,286
Electric – 2.4%
Algonquin Power & Utilities Corp.
,
4.75% , 1/18/2082 325,000 310,188
Alpha Generation LLC
,
6.75% , 10/15/2032
(a)
244,000 246,569
Atlantica Sustainable Infrastructure PLC
,
4.13% , 6/15/2028
(a)
65,000 61,566
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC
,
6.38% , 2/15/2032
(a)
255,000 250,967
Calpine Corp.
4.50%, 2/15/2028
(a)
234,000 227,135
5.13%, 3/15/2028
(a)
449,000 441,008
4.63%, 2/01/2029
(a)
124,000 118,680
5.00%, 2/01/2031
(a)
169,000 161,434
3.75%, 3/01/2031
(a)
110,000 99,467
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
249,000 240,891
3.75%, 2/15/2031
(a)
60,000 53,137
ContourGlobal Power Holdings SA
,
6.75% , 2/28/2030
(a)
131,000 131,139
Edison International
,
8.13% , 6/15/2053
(b)
130,000 123,604
Eushi Finance, Inc.
,
7.63% , 12/15/2054 120,000 125,080
Leeward Renewable Energy Operations LLC
,
4.25% , 7/01/2029
(a)
275,000 250,398
Lightning Power LLC
,
7.25% , 8/15/2032
(a)
452,000 467,390
NextEra Energy Operating Partners LP
,
7.25% , 1/15/2029
(a)(b)
167,000 168,180
NRG Energy, Inc.
5.75%, 1/15/2028 115,000 115,094
3.38%, 2/15/2029
(a)
120,000 109,715
5.25%, 6/15/2029
(a)
157,000 153,082
5.75%, 7/15/2029
(a)
212,000 209,160
3.63%, 2/15/2031
(a)
135,000 118,985
3.88%, 2/15/2032
(a)
50,000 43,974
6.00%, 2/01/2033
(a)
310,000 302,802

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Electric – 2.4% (continued)
NRG Energy, Inc. (continued)
6.25%, 11/01/2034
(a)
310,000 305,734
Panoche Energy Center LLC
,
6.89% , 7/31/2029
(a)
13,678 12,247
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
,
4.50% , 8/15/2028
(a)
210,000 198,257
PG&E Corp.
5.00%, 7/01/2028 201,000 193,884
5.25%, 7/01/2030
(b)
365,000 343,845
7.38%, 3/15/2055 260,000 253,611
Pike Corp.
5.50%, 9/01/2028
(a)
86,000 84,039
8.63%, 1/31/2031
(a)
8,000 8,538
Talen Energy Supply LLC
,
8.63% , 6/01/2030
(a)
227,000 242,112
TerraForm Global Operating LP
,
6.13% , 3/01/2026
(a)
82,000 81,971
The AES Corp.
7.60%, 1/15/2055 225,000 229,028
6.95%, 7/15/2055 133,000 130,111
TransAlta Corp.
,
7.75% , 11/15/2029 117,000 121,549
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
151,000 150,978
5.63%, 2/15/2027
(a)
236,000 235,615
5.00%, 7/31/2027
(a)
121,000 119,387
4.38%, 5/01/2029
(a)
357,000 338,855
7.75%, 10/15/2031
(a)
337,000 356,149
6.88%, 4/15/2032
(a)
355,000 365,874
8,301,429
Electrical Components & Equipment – 0.2%
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
5,000 5,063
4.75%, 6/15/2028
(a)
28,000 26,895
4.38%, 3/31/2029
(a)
29,000 27,099
EnerSys
4.38%, 12/15/2027
(a)
158,000 152,569
6.63%, 1/15/2032
(a)
146,000 147,791
WESCO Distribution, Inc.
7.25%, 6/15/2028
(a)
131,000 133,450
6.38%, 3/15/2029
(a)
223,000 226,983
719,850
Electronics – 0.4%
Coherent Corp.
,
5.00% , 12/15/2029
(a)
102,000 98,248
Imola Merger Corp.
,
4.75% , 5/15/2029
(a)
750,000 715,815
Sensata Technologies BV
4.00%, 4/15/2029
(a)
160,000 148,140
5.88%, 9/01/2030
(a)
264,000 259,793
Sensata Technologies, Inc.
,
6.63% , 7/15/2032
(a)
30,000 30,235
TTM Technologies, Inc.
,
4.00% , 3/01/2029
(a)
12,000 11,257
1,263,488
Energy-Alternate Sources – 0.3%
Sunnova Energy Corp.
5.88%, 9/01/2026
(a)
181,000 150,212
11.75%, 10/01/2028
(a)
100,000 68,242
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
299,000 288,027
4.75%, 1/15/2030
(a)
426,000 393,447
899,928

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Engineering & Construction – 0.7%
AECOM
,
5.13% , 3/15/2027 145,000 144,171
Arcosa, Inc.
4.38%, 4/15/2029
(a)
145,000 137,020
6.88%, 8/15/2032
(a)
279,000 286,113
Artera Services LLC
,
8.50% , 2/15/2031
(a)
81,000 79,947
ASG Finance Designated Activity Co.
,
9.75% , 5/15/2029
(a)
280,000 283,529
Brand Industrial Services, Inc.
,
10.38% , 8/01/2030
(a)
400,000 412,619
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/01/2026
(a)
84,000 84,000
7.50%, 2/01/2032
(a)
40,000 40,568
Dycom Industries, Inc.
,
4.50% , 4/15/2029
(a)
135,000 127,270
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
350,000 340,151
7.50%, 4/15/2032
(a)
345,000 342,478
Great Lakes Dredge & Dock Corp.
,
5.25% , 6/01/2029
(a)
10,000 9,298
Railworks Holdings LP / Railworks Rally, Inc.
,
8.25% , 11/15/2028
(a)
70,000 71,071
TopBuild Corp.
,
3.63% , 3/15/2029
(a)
210,000 194,174
Tutor Perini Corp.
,
11.88% , 4/30/2029
(a)
50,000 55,805
Weekley Homes LLC / Weekley Finance Corp.
,
4.88% , 9/15/2028
(a)
45,000 43,223
2,651,437
Entertainment – 2.6%
Affinity Interactive
,
6.88% , 12/15/2027
(a)
138,000 117,009
Allen Media LLC / Allen Media Co.-Issuer, Inc.
,
10.50% , 2/15/2028
(a)
160,000 57,892
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)(c)
180,000 179,385
7.50%, 2/15/2029
(a)
180,000 151,405
Banijay Entertainment SASU
,
8.13% , 5/01/2029
(a)
150,000 155,759
Boyne USA, Inc.
,
4.75% , 5/15/2029
(a)
119,000 113,095
Caesars Entertainment, Inc.
8.13%, 7/01/2027
(a)
202,000 204,104
4.63%, 10/15/2029
(a)
13,000 12,255
7.00%, 2/15/2030
(a)
343,000 353,797
6.50%, 2/15/2032
(a)
209,000 211,571
6.00%, 10/15/2032
(a)
139,000 135,215
CCM Merger, Inc.
,
6.38% , 5/01/2026
(a)
10,000 9,989
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.38%, 4/15/2027 50,000 49,779
6.50%, 10/01/2028 6,000 6,040
5.25%, 7/15/2029 60,000 57,791
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
331,000 329,364
4.75%, 1/15/2028
(a)
432,000 420,713
5.75%, 4/01/2030
(a)
674,000 666,412
6.75%, 5/01/2031
(a)
292,000 297,342
Cinemark USA, Inc.
5.25%, 7/15/2028
(a)
36,000 35,299
7.00%, 8/01/2032
(a)
140,000 143,981
Empire Resorts, Inc.
,
7.75% , 11/01/2026
(a)
339,000 325,597
Everi Holdings, Inc.
,
5.00% , 7/15/2029
(a)
42,000 42,161
Great Canadian Gaming Corp.
,
8.75% , 11/15/2029
(a)
166,000 172,313
International Game Technology PLC
,
6.25% , 1/15/2027
(a)
204,000 206,659
Jacobs Entertainment, Inc.
,
6.75% , 2/15/2029
(a)
138,000 135,577
Light & Wonder International, Inc.
7.00%, 5/15/2028
(a)
260,000 260,956
7.25%, 11/15/2029
(a)
350,000 360,584

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Entertainment – 2.6% (continued)
Light & Wonder International, Inc. (continued)
7.50%, 9/01/2031
(a)
273,000 284,447
Lions Gate Capital Holdings LLC
,
5.50% , 4/15/2029
(a)
41,000 33,489
Live Nation Entertainment, Inc.
6.50%, 5/15/2027
(a)
226,000 229,831
4.75%, 10/15/2027
(a)
506,000 496,001
3.75%, 1/15/2028
(a)
160,000 152,666
Merlin Entertainments Group US Holdings, Inc.
,
7.38% , 2/15/2031
(a)
160,000 155,245
Merlin Entertainments Ltd.
,
5.75% , 6/15/2026
(a)
224,000 226,438
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
,
4.88% , 5/01/2029
(a)
320,000 304,260
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
512,000 510,087
13.25%, 12/15/2027
(a)
50,000 56,699
Motion Bondco DAC
,
6.63% , 11/15/2027
(a)
160,000 154,023
Motion Finco Sarl
,
8.38% , 2/15/2032
(a)
196,000 197,549
Odeon Finco PLC
,
12.75% , 11/01/2027
(a)
140,000 147,480
Ontario Gaming GTA LP / OTG Co.-Issuer, Inc.
,
8.00% , 8/01/2030
(a)
23,000 23,813
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)(b)
35,000 34,686
4.13%, 7/01/2029
(a)
9,000 8,195
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
170,000 125,575
5.88%, 9/01/2031
(a)
198,000 134,272
Resorts World Las Vegas LLC / RWLV Capital, Inc.
,
4.63% , 4/16/2029 100,000 88,890
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
,
6.63% , 3/01/2030
(a)
284,000 276,516
SeaWorld Parks & Entertainment, Inc.
,
5.25% , 8/15/2029
(a)
36,000 34,778
Six Flags Entertainment Corp.
5.50%, 4/15/2027
(a)
25,000 24,838
7.25%, 5/15/2031
(a)
136,000 140,045
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029
(a)
89,000 86,211
7.13%, 2/15/2031
(a)
153,000 159,979
6.25%, 3/15/2033
(a)
30,000 29,718
9,327,775
Environmental Control – 0.7%
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
302,000 297,942
5.13%, 7/15/2029
(a)
225,000 218,108
6.38%, 2/01/2031
(a)
335,000 338,844
Enviri Corp.
,
5.75% , 7/31/2027
(a)
80,000 77,629
GFL Environmental, Inc.
5.13%, 12/15/2026
(a)
339,000 337,808
4.00%, 8/01/2028
(a)
140,000 133,119
3.50%, 9/01/2028
(a)(b)
22,000 20,737
4.75%, 6/15/2029
(a)
8,000 7,703
4.38%, 8/15/2029
(a)
8,000 7,564
6.75%, 1/15/2031
(a)
172,000 178,409
Madison IAQ LLC
4.13%, 6/30/2028
(a)
176,000 168,212
5.88%, 6/30/2029
(a)
193,000 186,222
Reworld Holding Corp.
4.88%, 12/01/2029
(a)
130,000 120,849
5.00%, 9/01/2030 40,000 37,243

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Environmental Control – 0.7% (continued)
Waste Pro USA, Inc.
,
7.00% , 2/01/2033
(a)
278,000 281,329
Wrangler Holdco Corp.
,
6.63% , 4/01/2032
(a)
230,000 235,110
2,646,828
Food – 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
126,000 123,578
7.50%, 3/15/2026
(a)
99,000 99,325
4.63%, 1/15/2027
(a)
450,000 442,313
5.88%, 2/15/2028
(a)
190,000 189,763
6.50%, 2/15/2028
(a)
58,000 59,079
3.50%, 3/15/2029
(a)
292,000 268,428
4.88%, 2/15/2030
(a)
181,000 174,032
B&G Foods, Inc.
5.25%, 9/15/2027
(b)
35,000 33,222
8.00%, 9/15/2028
(a)
72,000 74,659
C&S Group Enterprises LLC
,
5.00% , 12/15/2028
(a)
25,000 21,441
Chobani Holdco II LLC
,
8.75% , 10/01/2029
(a)(c)
160,000 173,456
Chobani LLC / Chobani Finance Corp., Inc.
,
7.63% , 7/01/2029
(a)
265,000 276,432
Fiesta Purchaser, Inc.
7.88%, 3/01/2031
(a)
140,000 144,779
9.63%, 9/15/2032
(a)
100,000 104,399
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
,
9.00% , 2/15/2029
(a)
394,000 409,686
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
160,000 156,459
4.13%, 1/31/2030
(a)
327,000 302,575
4.38%, 1/31/2032
(a)
190,000 173,016
Land O'Lakes Capital Trust I
,
7.45% , 3/15/2028
(a)
5,000 4,957
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
419,000 416,749
4.25%, 8/01/2029
(a)
553,000 519,707
6.13%, 9/15/2032
(a)
512,000 513,155
Post Holdings, Inc.
5.50%, 12/15/2029
(a)
414,000 405,103
4.63%, 4/15/2030
(a)
701,000 652,242
4.50%, 9/15/2031
(a)
370,000 334,571
6.25%, 2/15/2032
(a)
240,000 240,415
6.38%, 3/01/2033
(a)
609,000 600,097
6.25%, 10/15/2034
(a)(b)
170,000 165,823
Sigma Holdco BV
,
7.88% , 5/15/2026
(a)
130,000 129,562
TreeHouse Foods, Inc.
,
4.00% , 9/01/2028 220,000 201,190
United Natural Foods, Inc.
,
6.75% , 10/15/2028
(a)
28,000 27,786
US Foods, Inc.
6.88%, 9/15/2028
(a)
70,000 71,841
4.75%, 2/15/2029
(a)
210,000 202,783
4.63%, 6/01/2030
(a)
90,000 85,239
7.25%, 1/15/2032
(a)
185,000 192,078
5.75%, 4/15/2033
(a)
200,000 195,077
Viking Baked Goods Acquisition Corp.
,
8.63% , 11/01/2031
(a)
275,000 269,445
8,454,462
Food Service – 0.1%
Aramark Services, Inc.
,
5.00% , 2/01/2028
(a)
241,000 236,163
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
20,000 19,963
10.50%, 5/15/2029
(a)
240,000 244,793
500,919

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Forest Products & Paper – 0.2%
Ahlstrom Holding 3 Oy
,
4.88% , 2/04/2028
(a)(b)
56,000 53,104
Domtar Corp.
,
6.75% , 10/01/2028
(a)
240,000 221,471
Glatfelter Corp.
,
4.75% , 11/15/2029
(a)
8,000 7,231
Magnera Corp.
,
7.25% , 11/15/2031
(a)
70,000 69,034
Mercer International, Inc.
12.88%, 10/01/2028
(a)
165,000 178,220
5.13%, 2/01/2029 75,000 66,469
595,529
Gas – 0.3%
AltaGas Ltd.
,
7.20% , 10/15/2054
(a)
220,000 221,420
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/2026 215,000 213,468
5.75%, 5/20/2027 163,000 155,276
9.38%, 6/01/2028
(a)
221,000 219,420
South Jersey Industries, Inc.
,
5.02% , 4/15/2031 270,000 226,151
1,035,735
Hand/Machine Tools – 0.1%
Werner FinCo LP / Werner FinCo, Inc.
,
11.50% , 6/15/2028
(a)
205,000 226,059
226,059
Healthcare-Products – 1.2%
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
437,000 422,025
3.88%, 11/01/2029
(a)
229,000 212,030
Bausch + Lomb Corp.
,
8.38% , 10/01/2028
(a)
455,000 476,547
Embecta Corp.
5.00%, 2/15/2030
(a)
11,000 10,234
6.75%, 2/15/2030
(a)
197,000 188,912
Hologic, Inc.
4.63%, 2/01/2028
(a)
2,000 1,957
3.25%, 2/15/2029
(a)
200,000 184,033
Medline Borrower LP
3.88%, 4/01/2029
(a)
1,096,000 1,023,492
5.25%, 10/01/2029
(a)
784,000 759,442
Medline Borrower LP / Medline Co.-Issuer, Inc.
,
6.25% , 4/01/2029
(a)
435,000 442,191
Neogen Food Safety Corp.
,
8.63% , 7/20/2030
(a)
70,000 74,876
Sotera Health Holdings LLC
,
7.38% , 6/01/2031
(a)
205,000 208,825
Teleflex, Inc.
4.63%, 11/15/2027 30,000 29,485
4.25%, 6/01/2028
(a)
60,000 57,656
Varex Imaging Corp.
,
7.88% , 10/15/2027
(a)
200,000 206,919
4,298,624
Healthcare-Services – 3.9%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
225,000 219,065
5.00%, 4/15/2029
(a)
306,000 291,173
AHP Health Partners, Inc.
,
5.75% , 7/15/2029
(a)
175,000 166,957
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
254,000 243,219
4.00%, 3/15/2031
(a)
4,000 3,593
CHS/Community Health Systems, Inc.
5.63%, 3/15/2027
(a)
159,000 154,449
8.00%, 12/15/2027
(a)
230,000 228,289
6.88%, 4/01/2028
(a)
122,000 86,712
6.00%, 1/15/2029
(a)
75,000 68,363
6.88%, 4/15/2029
(a)
245,000 169,127

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Healthcare-Services – 3.9% (continued)
CHS/Community Health Systems, Inc. (continued)
6.13%, 4/01/2030
(a)
250,000 162,579
5.25%, 5/15/2030
(a)
190,000 161,923
4.75%, 2/15/2031
(a)(b)
170,000 138,810
10.88%, 1/15/2032
(a)
668,000 688,219
DaVita, Inc.
4.63%, 6/01/2030
(a)
1,200,000 1,115,745
3.75%, 2/15/2031
(a)
502,000 441,840
6.88%, 9/01/2032
(a)
379,000 384,487
Encompass Health Corp.
4.50%, 2/01/2028 494,000 482,184
4.75%, 2/01/2030 321,000 308,749
4.63%, 4/01/2031 131,000 122,413
Fortrea Holdings, Inc.
,
7.50% , 7/01/2030
(a)(b)
159,000 159,639
HAH Group Holding Co. LLC
,
9.75% , 10/01/2031
(a)
263,000 264,798
HealthEquity, Inc.
,
4.50% , 10/01/2029
(a)
63,000 59,468
Heartland Dental LLC / Heartland Dental Finance Corp.
,
10.50% , 4/30/2028
(a)
410,000 437,135
IQVIA, Inc.
5.00%, 10/15/2026
(a)
512,000 509,860
5.00%, 5/15/2027
(a)
360,000 356,318
6.50%, 5/15/2030
(a)
5,000 5,106
Kedrion SpA
,
6.50% , 9/01/2029
(a)
282,000 268,921
Legacy LifePoint Health LLC
,
4.38% , 2/15/2027
(a)
231,000 230,847
LifePoint Health, Inc.
5.38%, 1/15/2029
(a)
91,000 80,518
9.88%, 8/15/2030
(a)
335,000 357,318
11.00%, 10/15/2030
(a)
441,000 487,733
8.38%, 2/15/2032
(a)
180,000 182,340
10.00%, 6/01/2032
(a)
260,000 253,445
ModivCare Escrow Issuer, Inc.
,
5.00% , 10/01/2029
(a)
88,000 35,072
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
273,000 262,662
3.88%, 5/15/2032
(a)
5,000 4,398
6.25%, 1/15/2033
(a)
197,000 195,481
Prime Healthcare Services, Inc.
,
9.38% , 9/01/2029
(a)
226,000 215,451
Radiology Partners, Inc.
,
9.78% , 2/15/2030
(a)(c)
197,431 186,327
Select Medical Corp.
,
6.25% , 12/01/2032
(a)
186,000 182,698
Star Parent, Inc.
,
9.00% , 10/01/2030
(a)
260,000 273,650
Surgery Center Holdings, Inc.
,
7.25% , 4/15/2032
(a)
140,000 139,654
Tenet Healthcare Corp.
5.13%, 11/01/2027 381,000 376,659
4.63%, 6/15/2028 235,000 227,351
6.13%, 10/01/2028 291,000 291,065
4.25%, 6/01/2029 346,000 326,990
4.38%, 1/15/2030 350,000 327,327
6.13%, 6/15/2030 435,000 436,858
6.75%, 5/15/2031 355,000 363,180
6.88%, 11/15/2031 90,000 92,815
The Toledo Hospitall
,
Series B , 5.33% , 11/15/2028 308,000 302,188
US Acute Care Solutions LLC
,
9.75% , 5/15/2029
(a)
341,000 346,986
13,878,154
Holding Companies-Diversified – 0.3%
Benteler International AG
,
10.50% , 5/15/2028
(a)(b)
324,000 343,485
Stena International SA
7.25%, 1/15/2031
(a)
245,000 250,644
7.63%, 2/15/2031
(a)
310,000 321,373

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Holding Companies-Diversified – 0.3% (continued)
Stena International SA (continued)
915,502
Home Builders – 2.2%
Adams Homes, Inc.
,
9.25% , 10/15/2028
(a)
300,000 312,886
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/2028
(a)
150,000 150,401
4.63%, 4/01/2030
(a)
126,000 116,036
Beazer Homes USA, Inc.
5.88%, 10/15/2027 150,000 149,160
7.25%, 10/15/2029 5,000 5,047
7.50%, 3/15/2031
(a)
145,000 146,603
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
264,000 262,716
4.88%, 2/15/2030
(a)
411,000 376,245
Century Communities, Inc.
6.75%, 6/01/2027 202,000 203,191
3.88%, 8/15/2029
(a)
262,000 238,289
Dream Finders Homes, Inc.
,
8.25% , 8/15/2028
(a)
285,000 295,253
Empire Communities Corp.
,
9.75% , 5/01/2029
(a)
206,000 214,791
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
280,000 273,694
5.00%, 3/01/2028
(a)
242,000 234,345
Installed Building Products, Inc.
,
5.75% , 2/01/2028
(a)
140,000 138,184
K.Hovnanian Enterprises, Inc.
8.00%, 9/30/2028
(a)
115,000 116,212
11.75%, 9/30/2029
(a)
345,000 375,071
KB Home
,
6.88% , 6/15/2027 90,000 92,728
Landsea Homes Corp.
,
8.88% , 4/01/2029
(a)
190,000 190,303
LGI Homes, Inc.
8.75%, 12/15/2028
(a)
407,000 431,125
4.00%, 7/15/2029
(a)
334,000 302,899
7.00%, 11/15/2032
(a)
83,000 82,690
M/I Homes, Inc.
4.95%, 2/01/2028 256,000 251,413
3.95%, 2/15/2030 40,000 36,663
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
368,000 359,888
4.63%, 3/01/2030
(a)
93,000 86,710
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 181,000 175,214
4.75%, 4/01/2029 43,000 40,844
STL Holding Co. LLC
,
8.75% , 2/15/2029
(a)
270,000 287,786
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
145,000 146,032
5.75%, 1/15/2028
(a)
225,000 225,325
5.13%, 8/01/2030
(a)
20,000 19,365
The New Home Company, Inc.
,
9.25% , 10/01/2029
(a)
264,000 269,906
Thor Industries, Inc.
,
4.00% , 10/15/2029
(a)
285,000 260,380
TRI Pointe Group, Inc.
5.25%, 6/01/2027 116,000 115,155
5.70%, 6/15/2028 396,000 395,115
Winnebago Industries, Inc.
,
6.25% , 7/15/2028
(a)
315,000 313,211
7,690,876

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Home Furnishings – 0.1%
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
156,000 145,267
3.88%, 10/15/2031
(a)
196,000 172,132
317,399
Household Products/Wares – 0.1%
ACCO Brands Corp.
,
4.25% , 3/15/2029
(a)
90,000 83,266
Central Garden & Pet Co.
,
5.13% , 2/01/2028 25,000 24,515
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031
(a)
140,000 133,391
10.75%, 6/30/2032
(a)
80,000 71,110
312,282
Housewares – 0.5%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
,
9.50% , 10/15/2029
(a)
300,000 299,391
Newell Brands, Inc.
5.70%, 4/01/2026 225,000 225,816
6.38%, 9/15/2027 135,000 137,682
6.63%, 9/15/2029
(b)
32,000 32,810
6.38%, 5/15/2030 247,000 250,151
6.63%, 5/15/2032
(b)
102,000 103,299
6.88%, 4/01/2036
(b)
20,000 20,472
7.00%, 4/01/2046 185,000 177,886
SWF Escrow Issuer Corp.
,
6.50% , 10/01/2029
(a)
116,000 69,571
The Scotts Miracle-GRO Company
5.25%, 12/15/2026 143,000 141,968
4.50%, 10/15/2029 55,000 51,614
4.00%, 4/01/2031 66,000 58,576
4.38%, 2/01/2032 124,000 110,702
1,679,938
Insurance – 2.1%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 2/01/2029
(a)
237,000 246,148
4.25%, 2/15/2029
(a)
125,000 118,306
8.50%, 6/15/2029
(a)
150,000 157,186
6.00%, 8/01/2029
(a)
208,000 200,531
7.50%, 11/06/2030
(a)
205,000 211,814
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
4,000 3,867
6.75%, 10/15/2027
(a)
365,000 363,456
6.75%, 4/15/2028
(a)
311,000 314,306
5.88%, 11/01/2029
(a)
186,000 179,124
7.00%, 1/15/2031
(a)
235,000 239,305
6.50%, 10/01/2031
(a)
340,000 340,327
AmWINS Group, Inc.
6.38%, 2/15/2029
(a)
40,000 40,499
4.88%, 6/30/2029
(a)
23,000 21,898
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves
,
7.88% ,
11/01/2029
(a)
280,000 282,301
Ardonagh Finco Ltd.
,
7.75% , 2/15/2031
(a)
20,000 20,570
Ardonagh Group Finance Ltd.
,
8.88% , 2/15/2032
(a)
270,000 280,776
AssuredPartners, Inc.
5.63%, 1/15/2029
(a)
230,000 232,706
7.50%, 2/15/2032
(a)
25,000 27,024

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Insurance – 2.1% (continued)
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
,
7.13% , 5/15/2031
(a)
174,000 177,981
Broadstreet Partners, Inc.
,
5.88% , 4/15/2029
(a)
276,000 270,363
Genworth Holdings, Inc.
,
6.50% , 6/15/2034 85,000 81,826
Global Atlantic Finance Co.
,
4.70% , 10/15/2051
(a)
274,000 263,770
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 2/15/2031
(a)
190,000 194,260
8.13%, 2/15/2032
(a)
230,000 236,140
HUB International Ltd.
5.63%, 12/01/2029
(a)
178,000 174,461
7.25%, 6/15/2030
(a)
670,000 692,567
7.38%, 1/31/2032
(a)
625,000 643,015
Jones Deslauriers Insurance Management, Inc.
,
10.50% , 12/15/2030
(a)
162,000 175,385
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(a)
110,000 105,108
4.30%, 2/01/2061
(a)
63,000 39,549
Panther Escrow Issuer LLC
,
7.13% , 6/01/2031
(a)
695,000 711,770
Ryan Specialty LLC
,
5.88% , 8/01/2032
(a)
64,000 63,478
Sagicor Financial Co. Ltd.
,
5.30% , 5/13/2028
(a)
86,000 84,056
USI, Inc.
,
7.50% , 1/15/2032
(a)
245,000 256,049
Wilton RE Ltd.
,
6.00%
(a)(d)
5,000 4,976
7,454,898
Internet – 1.7%
Acuris Finance US, Inc. / Acuris Finance Sarl
5.00%, 5/01/2028
(a)
55,000 50,796
9.00%, 8/01/2029
(a)
300,000 301,476
Angi Group LLC
,
3.88% , 8/15/2028
(a)
32,000 28,795
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
157,000 146,668
6.13%, 12/01/2028
(a)
186,000 168,437
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
14,000 13,212
5.63%, 9/15/2028
(a)
165,000 154,336
Cogent Communications Group LLC
3.50%, 5/01/2026
(a)
165,000 161,152
7.00%, 6/15/2027
(a)
256,000 258,993
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.
,
7.00% , 6/15/2027
(a)
290,000 293,063
Gen Digital, Inc.
6.75%, 9/30/2027
(a)
366,000 372,171
7.13%, 9/30/2030
(a)
100,000 102,736
GoDaddy Operating Company LLC / GD Finance Co., Inc.
5.25%, 12/01/2027
(a)
264,000 261,593
3.50%, 3/01/2029
(a)
78,000 72,133
GrubHub Holdings, Inc.
,
5.50% , 7/01/2027
(a)
111,000 103,270
ION Trading Technologies Sarl
5.75%, 5/15/2028
(a)
135,000 127,263
9.50%, 5/30/2029
(a)
385,000 402,630
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
200,000 195,975
4.63%, 6/01/2028
(a)
200,000 192,596
5.63%, 2/15/2029
(a)
23,000 22,753
4.13%, 8/01/2030
(a)
155,000 139,811
3.63%, 10/01/2031
(a)
9,000 7,743

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Internet – 1.7% (continued)
Millennium Escrow Corp.
,
6.63% , 8/01/2026
(a)
201,000 156,256
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028
(a)
70,000 57,807
6.00%, 2/15/2029
(a)
116,000 64,008
Rakuten Group, Inc.
11.25%, 2/15/2027
(a)
503,000 549,643
9.75%, 4/15/2029
(a)
610,000 666,559
8.13%
(a)(d)
152,000 149,788
5.13%
(a)(d)
304,000 292,659
6.25%
(a)(d)
100,000 89,178
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
,
6.63% , 2/01/2033
(a)
154,000 153,782
Wayfair LLC
,
7.25% , 10/31/2029
(a)
83,000 84,694
Ziff Davis, Inc.
,
4.63% , 10/15/2030
(a)
57,000 52,073
5,894,049
Investment Companies – 0.6%
Compass Group Diversified Holdings LLC
,
5.25% , 4/15/2029
(a)
201,000 194,737
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/2026 228,000 227,716
5.25%, 5/15/2027 582,000 563,565
9.75%, 1/15/2029 340,000 348,169
4.38%, 2/01/2029 380,000 328,256
10.00%, 11/15/2029
(a)
160,000 163,424
9.00%, 6/15/2030 320,000 315,425
Prospect Capital Corp.
3.36%, 11/15/2026 90,000 84,522
3.44%, 10/15/2028 66,000 58,233
2,284,047
Iron/Steel – 0.8%
ATI, Inc.
5.88%, 12/01/2027 213,000 212,017
4.88%, 10/01/2029 137,000 130,614
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP
,
8.75% , 7/15/2026
(a)
170,000 161,703
Big River Steel LLC / BRS Finance Corp.
,
6.63% , 1/31/2029
(a)
73,000 73,483
Carpenter Technology Corp.
6.38%, 7/15/2028 35,000 35,141
7.63%, 3/15/2030 55,000 56,909
Cleveland-Cliffs, Inc.
5.88%, 6/01/2027
(b)
32,000 32,050
4.63%, 3/01/2029
(a)
131,000 122,018
6.88%, 11/01/2029
(a)
104,000 104,454
6.75%, 4/15/2030
(a)
76,000 75,739
4.88%, 3/01/2031
(a)
151,000 136,855
7.00%, 3/15/2032
(a)(b)
328,000 327,353
7.38%, 5/01/2033
(a)
101,000 100,590
6.25%, 10/01/2040 40,000 34,472
Infrabuild Australia Pty Ltd.
,
14.50% , 11/15/2028
(a)
249,000 251,887
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
232,000 233,415
8.00%, 11/01/2027
(a)
241,000 246,497
9.25%, 10/01/2028
(a)
188,000 198,675
8.50%, 5/01/2030
(a)
39,000 40,342
TMS International Corp.
,
6.25% , 4/15/2029
(a)
106,000 100,269
United States Steel Corp.
6.88%, 3/01/2029 28,000 28,302
6.65%, 6/01/2037 30,000 29,974

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Iron/Steel – 0.8% (continued)
United States Steel Corp. (continued)
2,732,759
Leisure Time – 1.9%
Acushnet Co.
,
7.38% , 10/15/2028
(a)
151,000 156,921
Amer Sports Co.
,
6.75% , 2/16/2031
(a)
80,000 82,144
Carnival Corp.
5.75%, 3/01/2027
(a)
459,000 460,039
6.00%, 5/01/2029
(a)
170,000 170,105
10.50%, 6/01/2030
(a)
376,000 401,588
6.13%, 2/15/2033
(a)
126,000 126,322
Carnival Holdings Bermuda Ltd.
,
10.38% , 5/01/2028
(a)
482,000 512,919
Life Time, Inc.
,
6.00% , 11/15/2031
(a)
261,000 260,871
Lindblad Expeditions Holdings, Inc.
,
9.00% , 5/15/2028
(a)
5,000 5,250
Lindblad Expeditions LLC
,
6.75% , 2/15/2027
(a)
95,000 95,394
MajorDrive Holdings IV LLC
,
6.38% , 6/01/2029
(a)
199,000 170,388
NCL Corp. Ltd.
5.88%, 3/15/2026
(a)
56,000 56,205
5.88%, 2/15/2027
(a)
113,000 113,381
8.13%, 1/15/2029
(a)
234,000 248,284
7.75%, 2/15/2029
(a)
91,000 96,640
6.25%, 3/01/2030
(a)
4,000 4,022
6.75%, 2/01/2032
(a)
395,000 401,498
NCL Finance Ltd.
,
6.13% , 3/15/2028
(a)
125,000 126,313
Royal Caribbean Cruises Ltd.
4.25%, 7/01/2026
(a)
190,000 187,407
5.50%, 8/31/2026
(a)
263,000 263,216
5.38%, 7/15/2027
(a)
288,000 288,060
3.70%, 3/15/2028 7,000 6,697
5.50%, 4/01/2028
(a)
406,000 407,394
5.63%, 9/30/2031
(a)
100,000 99,344
6.25%, 3/15/2032
(a)
357,000 363,285
6.00%, 2/01/2033
(a)
539,000 543,571
Sabre GLBL, Inc.
8.63%, 6/01/2027
(a)
245,000 246,480
10.75%, 11/15/2029
(a)
196,000 203,206
Viking Cruises Ltd.
5.88%, 9/15/2027
(a)
168,000 167,490
7.00%, 2/15/2029
(a)
1,000 1,009
9.13%, 7/15/2031
(a)
187,000 202,483
Viking Ocean Cruises Ship VII Ltd.
,
5.63% , 2/15/2029
(a)
90,000 89,009
VOC Escrow Ltd.
,
5.00% , 2/15/2028
(a)
110,000 107,525
6,664,460
Lodging – 2.6%
Boyd Gaming Corp.
4.75%, 12/01/2027 332,000 326,074
4.75%, 6/15/2031
(a)
291,000 271,450
Full House Resorts, Inc.
,
8.25% , 2/15/2028
(a)
155,000 156,340
Genting New York LLC / Genny Capital, Inc.
,
7.25% , 10/01/2029
(a)
50,000 51,568
Hilton Domestic Operating Co., Inc.
5.75%, 5/01/2028
(a)
120,000 120,278
5.88%, 4/01/2029
(a)
317,000 319,216
3.75%, 5/01/2029
(a)
360,000 336,464
4.88%, 1/15/2030 359,000 347,675
4.00%, 5/01/2031
(a)
460,000 419,055
3.63%, 2/15/2032
(a)
373,000 328,121

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Lodging – 2.6% (continued)
Hilton Domestic Operating Co., Inc. (continued)
6.13%, 4/01/2032
(a)
257,000 259,195
5.88%, 3/15/2033
(a)
260,000 258,101
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 6/01/2029
(a)
169,000 160,915
6.63%, 1/15/2032
(a)
95,000 96,236
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
,
4.88% , 4/01/2027 201,000 199,864
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 7,000 6,751
4.50%, 6/15/2029
(a)(b)
9,000 8,456
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 129,000 128,056
5.63%, 7/17/2027 224,000 218,718
5.75%, 7/21/2028
(a)
465,000 444,730
5.38%, 12/04/2029
(a)
300,000 275,497
7.63%, 4/17/2032
(a)
280,000 279,380
MGM China Holdings Ltd.
5.88%, 5/15/2026
(a)
270,000 269,739
4.75%, 2/01/2027
(a)
229,000 224,194
7.13%, 6/26/2031
(a)
80,000 81,665
MGM Resorts International
4.63%, 9/01/2026 3,000 2,970
5.50%, 4/15/2027 10,000 10,013
4.75%, 10/15/2028 5,000 4,851
6.13%, 9/15/2029 58,000 58,016
6.50%, 4/15/2032
(b)
174,000 174,272
Station Casinos LLC
4.50%, 2/15/2028
(a)
240,000 230,030
4.63%, 12/01/2031
(a)
85,000 77,153
6.63%, 3/15/2032
(a)
130,000 130,767
Studio City Co. Ltd.
,
7.00% , 2/15/2027
(a)
160,000 161,239
Studio City Finance Ltd.
6.50%, 1/15/2028
(a)
405,000 395,098
5.00%, 1/15/2029
(a)
325,000 296,254
Travel + Leisure Co.
6.63%, 7/31/2026
(a)
212,000 215,220
6.00%, 4/01/2027 351,000 353,726
4.50%, 12/01/2029
(a)
109,000 103,171
4.63%, 3/01/2030
(a)
270,000 253,161
Wyndham Hotels & Resorts, Inc.
,
4.38% , 8/15/2028
(a)
240,000 230,546
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
,
5.25% , 5/15/2027
(a)
160,000 158,950
Wynn Macau Ltd.
5.50%, 10/01/2027
(a)
10,000 9,780
5.63%, 8/26/2028
(a)
384,000 371,454
5.13%, 12/15/2029
(a)
204,000 189,933
9,014,342
Machinery-Construction & Mining – 0.3%
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
210,000 199,500
4.13%, 4/15/2029
(a)
270,000 254,316
Terex Corp.
5.00%, 5/15/2029
(a)
95,000 91,418
6.25%, 10/15/2032
(a)
63,000 62,346

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Machinery-Construction & Mining – 0.3% (continued)
The Manitowoc Company, Inc.
,
9.25% , 10/01/2031
(a)
84,000 87,198
Vertiv Group Corp.
,
4.13% , 11/15/2028
(a)
255,000 242,190
936,968
Machinery-Diversified – 0.6%
ATS Corp.
,
4.13% , 12/15/2028
(a)
65,000 60,662
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
369,000 385,369
9.50%, 1/01/2031
(a)
270,000 290,795
ESAB Corp.
,
6.25% , 4/15/2029
(a)
78,000 79,130
GrafTech Finance, Inc.
,
4.63% , 12/23/2029
(a)
125,000 88,057
GrafTech Global Enterprises, Inc.
,
9.88% , 12/23/2029
(a)
85,000 72,857
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
,
9.00% , 2/15/2029
(a)
220,000 230,559
Maxim Crane Works Holdings Capital LLC
,
11.50% , 9/01/2028
(a)
180,000 189,967
OT Merger Corp.
,
7.88% , 10/15/2029
(a)
73,000 31,397
SPX Flow, Inc.
,
8.75% , 4/01/2030
(a)
218,000 226,941
TK Elevator Holdco GmbH
,
7.63% , 7/15/2028
(a)
205,000 206,406
TK Elevator US Newco, Inc.
,
5.25% , 7/15/2027
(a)
184,000 181,948
2,044,088
Media – 7.9%
AMC Networks, Inc.
10.25%, 1/15/2029
(a)
95,000 101,398
4.25%, 2/15/2029
(b)
105,000 83,190
Beasley Mezzanine Holdings LLC
,
9.20% , 8/01/2028
(a)
60,000 32,836
Belo Corp.
7.75%, 6/01/2027 250,000 258,746
7.25%, 9/15/2027 305,000 314,666
Block Communications, Inc.
,
4.88% , 3/01/2028
(a)
75,000 70,179
Cable One, Inc.
,
4.00% , 11/15/2030
(a)(b)
20,000 16,334
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)
170,000 169,581
5.13%, 5/01/2027
(a)
780,000 765,545
5.00%, 2/01/2028
(a)
619,000 602,741
5.38%, 6/01/2029
(a)
325,000 314,253
6.38%, 9/01/2029
(a)
331,000 331,045
4.75%, 3/01/2030
(a)
730,000 676,102
4.50%, 8/15/2030
(a)
720,000 653,347
4.25%, 2/01/2031
(a)
820,000 727,653
7.38%, 3/01/2031
(a)
285,000 291,752
4.75%, 2/01/2032
(a)
270,000 240,238
4.50%, 5/01/2032 700,000 607,950
4.50%, 6/01/2033
(a)
390,000 331,125
4.25%, 1/15/2034
(a)
416,000 339,820
CSC Holdings LLC
5.50%, 4/15/2027
(a)
261,000 241,745
5.38%, 2/01/2028
(a)
227,000 199,450
7.50%, 4/01/2028
(a)
205,000 151,434
11.25%, 5/15/2028
(a)
200,000 198,225
11.75%, 1/31/2029
(a)
404,000 402,124
6.50%, 2/01/2029
(a)
346,000 295,535
5.75%, 1/15/2030
(a)
454,000 265,479
4.13%, 12/01/2030
(a)
270,000 202,978
4.63%, 12/01/2030
(a)
467,000 256,252
3.38%, 2/15/2031
(a)
200,000 145,342
4.50%, 11/15/2031
(a)
320,000 240,508
5.00%, 11/15/2031
(a)
100,000 53,464

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Media – 7.9% (continued)
Cumulus Media New Holdings, Inc.
,
8.00% , 7/01/2029
(a)
78,000 27,713
DIRECTV Financing LLC
,
8.88% , 2/01/2030
(a)
313,000 309,840
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc.
,
5.88% , 8/15/2027
(a)
1,775,000 1,757,019
DISH DBS Corp.
7.75%, 7/01/2026 512,000 447,632
5.25%, 12/01/2026
(a)
702,000 648,687
7.38%, 7/01/2028 256,000 183,535
5.75%, 12/01/2028
(a)
640,000 555,060
5.13%, 6/01/2029 385,000 253,096
DISH Network Corp.
,
11.75% , 11/15/2027
(a)
897,000 947,150
GCI LLC
,
4.75% , 10/15/2028
(a)
178,000 167,891
Gray Media, Inc.
7.00%, 5/15/2027
(a)
142,000 139,131
10.50%, 7/15/2029
(a)
350,000 366,231
4.75%, 10/15/2030
(a)
180,000 109,136
5.38%, 11/15/2031
(a)
275,000 163,852
iHeartcommunications, Inc.
9.13%, 5/01/2029
(a)
221,500 193,873
10.88%, 5/01/2030
(a)
207,600 145,410
7.75%, 8/15/2030
(a)
169,100 138,357
7.00%, 1/15/2031
(a)
80,000 61,826
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
200,000 183,066
5.13%, 7/15/2029
(a)(b)
162,000 131,588
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
119,000 117,150
8.00%, 8/01/2029
(a)
250,000 254,334
7.38%, 9/01/2031
(a)
240,000 249,629
Midcontinent Communications
,
8.00% , 8/15/2032
(a)
111,000 113,888
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
940,000 927,197
4.75%, 11/01/2028
(a)(b)
567,000 535,331
Paramount Global
6.25%, 2/28/2057 330,000 315,111
6.38%, 3/30/2062 307,000 299,505
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
290,000 257,480
6.50%, 9/15/2028
(a)
255,000 169,235
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
70,000 51,106
5.38%, 1/15/2031
(a)
70,000 37,385
Scripps Escrow, Inc.
,
5.88% , 7/15/2027
(a)
80,000 67,027
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,759
5.50%, 3/01/2030
(a)
168,000 117,013
4.13%, 12/01/2030
(a)
64,000 44,881
Sirius XM Radio LLC
3.13%, 9/01/2026
(a)
118,000 114,151
5.00%, 8/01/2027
(a)
406,000 399,128
4.00%, 7/15/2028
(a)
642,000 600,168
5.50%, 7/01/2029
(a)
228,000 222,143
4.13%, 7/01/2030
(a)
431,000 385,163
3.88%, 9/01/2031
(a)
265,000 228,319

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Media – 7.9% (continued)
Sunrise Finco I BV
,
4.88% , 7/15/2031
(a)
463,000 429,530
Sunrise Holdco IV BV
,
5.50% , 1/15/2028
(a)
20,000 19,763
TEGNA, Inc.
4.75%, 3/15/2026
(a)
240,000 238,551
4.63%, 3/15/2028 590,000 564,716
5.00%, 9/15/2029 640,000 601,104
Telenet Finance Luxembourg Notes Sarl
,
5.50% , 3/01/2028
(a)
600,000 578,618
Townsquare Media, Inc.
,
6.88% , 2/01/2026
(a)
14,000 13,979
Univision Communications, Inc.
6.63%, 6/01/2027
(a)
475,000 475,098
8.00%, 8/15/2028
(a)
503,000 514,059
4.50%, 5/01/2029
(a)(b)
186,000 169,465
7.38%, 6/30/2030
(a)
185,000 182,680
8.50%, 7/31/2031
(a)
439,000 440,059
Urban One, Inc.
,
7.38% , 2/01/2028
(a)
113,000 62,891
Virgin Media Finance PLC
,
5.00% , 7/15/2030
(a)
142,000 123,658
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
700,000 670,248
4.50%, 8/15/2030
(a)
317,000 281,142
Virgin Media Vendor Financing Notes IV DAC
,
5.00% , 7/15/2028
(a)
179,000 170,937
VZ Secured Financing BV
,
5.00% , 1/15/2032
(a)
280,000 250,112
Ziggo Bond Co. BV
,
5.13% , 2/28/2030
(a)
5,000 4,542
Ziggo BV
,
4.88% , 1/15/2030
(a)
215,000 201,493
28,013,878
Metal Fabricate/Hardware – 0.2%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
333,000 328,617
6.38%, 6/15/2030
(a)
244,000 246,371
Park-Ohio Industries, Inc.
,
6.63% , 4/15/2027 150,000 147,978
722,966
Mining – 0.9%
Alcoa Nederland Holding BV
6.13%, 5/15/2028
(a)
145,000 145,663
4.13%, 3/31/2029
(a)
36,000 33,837
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(a)
234,000 243,360
11.50%, 10/01/2031
(a)
135,000 150,839
Century Aluminum Co.
,
7.50% , 4/01/2028
(a)
44,000 44,480
Coeur Mining, Inc.
,
5.13% , 2/15/2029
(a)
159,000 154,090
Compass Minerals International, Inc.
,
6.75% , 12/01/2027
(a)
110,000 109,187
Constellium SE
5.63%, 6/15/2028
(a)
65,000 63,756
3.75%, 4/15/2029
(a)
9,000 8,205
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(a)
70,000 67,977
5.88%, 4/15/2030
(a)
90,000 88,838
4.38%, 4/01/2031
(a)
186,000 169,713
Hecla Mining Co.
,
7.25% , 2/15/2028 164,000 166,169
Hudbay Minerals, Inc.
,
4.50% , 4/01/2026 70,000 69,174
JW Aluminum Continuous Cast Co.
,
10.25% , 6/01/2026
(a)
17,000 17,024
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
231,000 222,456
4.50%, 6/01/2031
(a)
137,000 123,067

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Mining – 0.9% (continued)
New Gold, Inc.
,
7.50% , 7/15/2027
(a)
243,000 244,462
Novelis Corp.
3.25%, 11/15/2026
(a)
27,000 26,095
4.75%, 1/30/2030
(a)
434,000 407,938
3.88%, 8/15/2031
(a)
125,000 109,506
Novelis, Inc.
,
6.88% , 1/30/2030
(a)
193,000 197,831
Perenti Finance Pty Ltd.
,
7.50% , 4/26/2029
(a)(b)
101,000 105,290
Taseko Mines Ltd.
,
8.25% , 5/01/2030
(a)
210,000 215,034
3,183,991
Miscellaneous Manufacturing – 0.3%
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
129,000 128,206
4.63%, 5/15/2030
(a)
170,000 159,796
Calderys Financing LLC
,
11.25% , 6/01/2028
(a)
135,000 144,589
Enpro, Inc.
,
5.75% , 10/15/2026 68,000 67,949
FXI Holdings, Inc.
12.25%, 11/15/2026
(a)
212,000 203,280
12.25%, 11/15/2026
(a)
150,000 144,025
Hillenbrand, Inc.
,
6.25% , 2/15/2029 251,000 253,637
LSB Industries, Inc.
,
6.25% , 10/15/2028
(a)
60,000 59,073
Trinity Industries, Inc.
,
7.75% , 7/15/2028
(a)
65,000 67,558
1,228,113
Office Furnishings – 0.1%
Interface, Inc.
,
5.50% , 12/01/2028
(a)
75,000 73,772
Steelcase, Inc.
,
5.13% , 1/18/2029 285,000 274,775
348,547
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.
,
6.88% , 3/15/2027
(a)
121,000 121,558
Xerox Corp.
4.80%, 3/01/2035 66,000 40,227
6.75%, 12/15/2039 115,000 77,668
Xerox Holdings Corp.
5.50%, 8/15/2028
(a)
70,000 59,664
8.88%, 11/30/2029
(a)
330,000 289,197
588,314
Oil & Gas – 6.2%
Aethon United BR LP / Aethon United Finance Corp.
,
7.50% , 10/01/2029
(a)
220,000 225,653
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.25%, 12/31/2028
(a)
218,000 222,418
5.88%, 6/30/2029
(a)
223,000 219,520
6.63%, 10/15/2032
(a)
101,000 101,872
Baytex Energy Corp.
8.50%, 4/30/2030
(a)
163,000 168,138
7.38%, 3/15/2032
(a)
111,000 109,270
California Resources Corp.
7.13%, 2/01/2026
(a)
204,000 204,029
8.25%, 6/15/2029
(a)
620,000 637,895
Calumet Specialty Products Partners LP / Calumet Finance Corp.
8.13%, 1/15/2027
(a)
90,400 88,998
9.75%, 7/15/2028
(a)
138,000 135,127
Chord Energy Corp.
,
6.38% , 6/01/2026
(a)
339,000 339,246
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
280,000 278,433
8.38%, 7/01/2028
(a)
430,000 449,948
8.63%, 11/01/2030
(a)
174,000 184,472

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Oil & Gas – 6.2% (continued)
Civitas Resources, Inc. (continued)
8.75%, 7/01/2031
(a)
183,000 193,152
CNX Resources Corp.
6.00%, 1/15/2029
(a)
154,000 152,636
7.38%, 1/15/2031
(a)
162,000 166,210
7.25%, 3/01/2032
(a)
302,000 307,909
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
530,000 521,538
6.75%, 3/01/2029
(a)
245,000 240,725
5.88%, 1/15/2030
(a)
260,000 246,072
Crescent Energy Finance LLC
9.25%, 2/15/2028
(a)
461,000 482,574
7.63%, 4/01/2032
(a)
478,000 481,579
7.38%, 1/15/2033
(a)
444,000 443,051
CVR Energy, Inc.
5.75%, 2/15/2028
(a)
254,000 239,624
8.50%, 1/15/2029
(a)
294,000 288,104
Diamond Foreign Asset Co. / Diamond Finance LLC
,
8.50% , 10/01/2030
(a)
120,000 125,098
Encino Acquisition Partners Holdings LLC
8.50%, 5/01/2028
(a)
278,000 285,738
8.75%, 5/01/2031
(a)
164,000 174,400
EnQuest PLC
,
11.63% , 11/01/2027
(a)
75,000 75,871
FORESEA Holding SA
,
7.50% , 6/15/2030
(a)
35,000 33,673
Global Marine, Inc.
,
7.00% , 6/01/2028 15,000 14,199
Greenfire Resources Ltd.
,
12.00% , 10/01/2028
(a)
213,000 228,612
Gulfport Energy Operating Corp.
,
6.75% , 9/01/2029
(a)
270,000 275,025
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
182,000 180,756
5.75%, 2/01/2029
(a)
90,000 87,422
6.00%, 2/01/2031
(a)
90,000 85,879
7.25%, 2/15/2035
(a)
260,000 254,456
Ithaca Energy North Sea PLC
,
8.13% , 10/15/2029
(a)
170,000 173,837
Kimmeridge Texas Gas LLC
,
8.50% , 2/15/2030
(a)
167,000 168,083
Kraken Oil & Gas Partners LLC
,
7.63% , 8/15/2029
(a)
135,000 132,962
Matador Resources Co.
6.88%, 4/15/2028
(a)
250,000 254,490
6.50%, 4/15/2032
(a)
525,000 526,283
6.25%, 4/15/2033
(a)
212,000 209,071
MEG Energy Corp.
,
5.88% , 2/01/2029
(a)
257,000 252,884
Moss Creek Resources Holdings, Inc.
,
8.25% , 9/01/2031
(a)
372,000 370,738
Murphy Oil Corp.
6.00%, 10/01/2032 130,000 125,661
5.88%, 12/01/2042 5,000 4,317
Nabors Industries Ltd.
,
7.50% , 1/15/2028
(a)
78,000 75,383
Nabors Industries, Inc.
7.38%, 5/15/2027
(a)
359,000 361,642
9.13%, 1/31/2030
(a)
277,000 287,744
8.88%, 8/15/2031
(a)
70,000 66,371
Noble Finance II LLC
,
8.00% , 4/15/2030
(a)
250,000 254,373
Northern Oil & Gas, Inc.
8.13%, 3/01/2028
(a)
524,000 533,585
8.75%, 6/15/2031
(a)
270,000 283,137
Parkland Corp.
5.88%, 7/15/2027
(a)
91,000 90,745
4.50%, 10/01/2029
(a)
57,000 53,459

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Oil & Gas – 6.2% (continued)
Parkland Corp. (continued)
4.63%, 5/01/2030
(a)
201,000 187,244
6.63%, 8/15/2032
(a)
200,000 200,488
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 241,000 237,281
7.88%, 9/15/2030
(a)
86,000 86,027
Permian Resources Operating LLC
8.00%, 4/15/2027
(a)
445,000 455,576
5.88%, 7/01/2029
(a)
400,000 397,246
9.88%, 7/15/2031
(a)
9,000 9,895
7.00%, 1/15/2032
(a)
301,000 309,362
Petrofac Ltd.
,
9.75% , 11/15/2026
(a)(e)
120,000 14,595
Precision Drilling Corp.
,
6.88% , 1/15/2029
(a)
140,000 141,244
Puma International Financing SA
,
7.75% , 4/25/2029
(a)
320,000 324,879
Range Resources Corp.
,
4.75% , 2/15/2030
(a)
212,000 201,729
Saturn Oil & Gas, Inc.
,
9.63% , 6/15/2029
(a)(b)
222,000 222,085
Seadrill Finance Ltd.
,
8.38% , 8/01/2030
(a)
85,000 86,943
SM Energy Co.
6.75%, 9/15/2026 189,000 189,134
6.63%, 1/15/2027 163,000 162,925
6.50%, 7/15/2028 145,000 145,244
6.75%, 8/01/2029
(a)
420,000 420,512
7.00%, 8/01/2032
(a)
367,000 366,866
Strathcona Resources Ltd.
,
6.88% , 8/01/2026
(a)
205,000 205,724
Sunoco LP
7.00%, 5/01/2029
(a)
210,000 217,219
7.25%, 5/01/2032
(a)
164,000 171,120
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 131,000 130,786
7.00%, 9/15/2028
(a)
240,000 246,900
4.50%, 5/15/2029 50,000 47,671
4.50%, 4/30/2030 158,000 149,039
Talos Production, Inc.
9.00%, 2/01/2029
(a)
210,000 218,470
9.38%, 2/01/2031
(a)
230,000 238,983
TGNR Intermediate Holdings LLC
,
5.50% , 10/15/2029
(a)
303,000 287,833
Transocean Aquila Ltd.
,
8.00% , 9/30/2028
(a)
61,723 63,322
Transocean Poseidon Ltd.
,
6.88% , 2/01/2027
(a)
16,800 16,806
Transocean Titan Financing Ltd.
,
8.38% , 2/01/2028
(a)
150,000 153,618
Transocean, Inc.
8.00%, 2/01/2027
(a)
168,000 168,000
8.25%, 5/15/2029
(a)
90,000 90,413
8.75%, 2/15/2030
(a)
240,763 251,017
7.50%, 4/15/2031 50,000 46,332
8.50%, 5/15/2031
(a)
197,000 198,400
6.80%, 3/15/2038 110,000 90,253
9.35%, 12/15/2041 70,000 61,811
Valaris Ltd.
,
8.38% , 4/30/2030
(a)
395,000 405,584
Vermilion Energy, Inc.
6.88%, 5/01/2030
(a)
5,000 4,979
7.25%, 2/15/2033
(a)
245,000 245,154
Viper Energy, Inc.
5.38%, 11/01/2027
(a)
185,000 183,872
7.38%, 11/01/2031
(a)
165,000 172,705

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Oil & Gas – 6.2% (continued)
Vital Energy, Inc.
9.75%, 10/15/2030 100,000 106,241
7.88%, 4/15/2032
(a)(b)
130,000 128,212
W&T Offshore, Inc.
,
10.75% , 2/01/2029
(a)
146,000 146,221
Wildfire Intermediate Holdings LLC
,
7.50% , 10/15/2029
(a)
150,000 148,593
21,928,640
Oil & Gas Services – 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/01/2027
(a)
79,000 79,001
6.25%, 4/01/2028
(a)
119,000 119,567
6.63%, 9/01/2032
(a)
245,000 248,313
Bristow Group, Inc.
,
6.88% , 3/01/2028
(a)
276,000 277,822
Enerflex Ltd.
,
9.00% , 10/15/2027
(a)
321,000 333,516
Helix Energy Solutions Group, Inc.
,
9.75% , 3/01/2029
(a)
350,000 374,614
Kodiak Gas Services LLC
,
7.25% , 2/15/2029
(a)
225,000 231,718
Nine Energy Service, Inc.
,
13.00% , 2/01/2028 105,000 72,460
Oceaneering International, Inc.
6.00%, 2/01/2028 244,000 244,004
6.00%, 2/01/2028 322,000 318,946
Solaris Midstream Holdings LLC
,
7.63% , 4/01/2026
(a)
119,000 119,337
Star Holding LLC
,
8.75% , 8/01/2031
(a)
210,000 204,381
TGS ASA
,
8.50% , 1/15/2030
(a)
139,000 143,468
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 9/01/2027 384,000 386,905
7.13%, 3/15/2029
(a)
330,000 337,883
Viridien
,
8.75% , 4/01/2027
(a)(b)
7,000 7,064
Weatherford International Ltd.
,
8.63% , 4/30/2030
(a)
351,000 364,080
Welltec International ApS
,
8.25% , 10/15/2026
(a)
75,000 76,229
3,939,308
Packaging & Containers – 1.9%
ARD Finance SA
,
6.50% , 6/30/2027
(a)(c)
217,613 12,356
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
397,000 395,019
3.25%, 9/01/2028
(a)
20,000 18,088
4.00%, 9/01/2029
(a)
240,000 209,394
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 8/15/2026
(a)
229,000 200,990
5.25%, 8/15/2027
(a)
151,000 83,113
5.25%, 8/15/2027
(a)
164,000 89,541
Ball Corp.
6.88%, 3/15/2028 50,000 51,317
6.00%, 6/15/2029 52,000 52,553
Berry Global, Inc.
4.50%, 2/15/2026
(a)
80,000 79,348
5.63%, 7/15/2027
(a)
2,000 2,002
Cascades, Inc. / Cascades USA, Inc.
,
5.38% , 1/15/2028
(a)
295,000 288,884
Clearwater Paper Corp.
,
4.75% , 8/15/2028
(a)
15,000 14,214
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
27,000 27,268
6.88%, 1/15/2030
(a)
75,000 76,340
8.75%, 4/15/2030
(a)
300,000 305,702

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Packaging & Containers – 1.9% (continued)
Crown Americas LLC / Crown Americas Capital Corp. V
,
4.25% , 9/30/2026 10,000 9,861
Crown Americas LLC / Crown Americas Capital Corp. VI
,
4.75% , 2/01/2026 19,000 18,944
Crown Cork & Seal Co., Inc.
,
7.38% , 12/15/2026 45,000 46,505
Graham Packaging Co., Inc.
,
7.13% , 8/15/2028
(a)
150,000 149,223
Graphic Packaging International LLC
,
6.38% , 7/15/2032
(a)
90,000 90,824
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC
,
6.00% , 9/15/2028
(a)
71,000 70,653
Iris Holdings, Inc.
,
10.00% , 12/15/2028
(a)
120,000 110,995
LABL, Inc.
10.50%, 7/15/2027
(a)
300,000 295,198
5.88%, 11/01/2028
(a)
90,000 79,715
9.50%, 11/01/2028
(a)
180,000 177,307
8.25%, 11/01/2029
(a)
140,000 119,149
8.63%, 10/01/2031
(a)
420,000 378,648
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
134,000 135,090
7.88%, 4/15/2027
(a)
778,000 793,357
9.25%, 4/15/2027
(a)
410,000 417,789
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027
(a)
40,000 40,140
7.25%, 5/15/2031
(a)
45,000 43,875
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
,
4.00% , 10/15/2027
(a)
171,000 171,404
Pactiv LLC
,
8.38% , 4/15/2027 5,000 5,265
Sealed Air Corp.
4.00%, 12/01/2027
(a)
153,000 146,953
5.00%, 4/15/2029
(a)
35,000 33,908
6.50%, 7/15/2032
(a)
409,000 415,793
Sealed Air Corp. / Sealed Air Corp. US
6.13%, 2/01/2028
(a)
173,000 174,603
7.25%, 2/15/2031
(a)
10,000 10,395
Silgan Holdings, Inc.
,
4.13% , 2/01/2028 33,000 31,722
Trident TPI Holdings, Inc.
,
12.75% , 12/31/2028
(a)
246,000 271,656
TriMas Corporation
,
4.13% , 4/15/2029
(a)
285,000 263,869
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
269,000 267,670
8.50%, 8/15/2027
(a)
201,000 201,176
6,877,816
Pharmaceuticals – 1.7%
AdaptHealth LLC
6.13%, 8/01/2028
(a)
126,000 123,828
4.63%, 8/01/2029
(a)
19,000 17,445
5.13%, 3/01/2030
(a)
42,000 38,859
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
180,000 173,997
8.50%, 1/31/2027
(a)
164,000 140,202
Bausch Health Cos., Inc.
6.13%, 2/01/2027
(a)
250,000 228,405
5.75%, 8/15/2027
(a)
70,000 61,559
7.00%, 1/15/2028
(a)
41,000 29,170
5.00%, 1/30/2028
(a)
110,000 75,027
4.88%, 6/01/2028
(a)
381,000 313,477
11.00%, 9/30/2028
(a)
388,000 364,423
5.00%, 2/15/2029
(a)
107,000 62,861
6.25%, 2/15/2029
(a)
227,000 140,144
7.25%, 5/30/2029
(a)
95,000 60,342
5.25%, 1/30/2030
(a)
218,000 115,895

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Pharmaceuticals – 1.7% (continued)
Bausch Health Cos., Inc. (continued)
14.00%, 10/15/2030
(a)
100,000 91,744
5.25%, 2/15/2031
(a)
116,000 61,364
BellRing Brands, Inc.
,
7.00% , 3/15/2030
(a)
314,000 325,726
Cheplapharm Arzneimittel GmbH
,
5.50% , 1/15/2028
(a)(b)
305,000 270,507
CVS Health Corp.
6.75%, 12/10/2054 224,000 221,539
7.00%, 3/10/2055 834,000 842,799
Elanco Animal Health, Inc.
,
6.65% , 8/28/2028 40,000 41,163
Endo Finance Holdings, Inc.
,
8.50% , 4/15/2031
(a)(b)
130,000 139,076
Grifols SA
,
4.75% , 10/15/2028
(a)(b)
193,000 178,605
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 4/15/2029
(a)
385,000 404,094
4.88%, 6/01/2029
(a)
135,000 91,926
Jazz Securities DAC
,
4.38% , 1/15/2029
(a)
105,000 100,016
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
,
14.75% , 11/14/2028
(a)
253,706 269,571
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 4/30/2028
(a)
455,000 431,461
5.13%, 4/30/2031
(a)(b)
470,000 425,084
7.88%, 5/15/2034
(a)(b)
36,000 36,725
Owens & Minor, Inc.
4.50%, 3/31/2029
(a)(b)
74,000 67,142
6.63%, 4/01/2030
(a)(b)
17,000 16,372
5,960,548
Pipelines – 4.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/01/2027
(a)
140,000 140,011
5.75%, 1/15/2028
(a)
253,000 252,283
5.38%, 6/15/2029
(a)
259,000 253,130
6.63%, 2/01/2032
(a)
235,000 240,444
Blue Racer Midstream LLC / Blue Racer Finance Corp.
,
6.63% , 7/15/2026
(a)
130,000 129,969
Buckeye Partners LP
3.95%, 12/01/2026 207,000 201,302
4.13%, 12/01/2027 178,000 170,719
6.88%, 7/01/2029
(a)
130,000 133,165
6.75%, 2/01/2030
(a)
127,000 129,410
5.85%, 11/15/2043 20,000 17,531
5.60%, 10/15/2044 100,000 83,283
CQP Holdco LP / BIP-V Chinook Holdco LLC
,
5.50% , 6/15/2031
(a)
368,000 354,907
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/01/2028
(a)
343,000 344,019
8.63%, 3/15/2029
(a)
500,000 524,608
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 47,290
4.38%, 6/15/2031
(a)
319,000 295,040
Energy Transfer LP
8.00%, 5/15/2054 280,000 295,757
7.13%, 10/01/2054
(b)
258,000 263,928
EQM Midstream Partners LP
7.50%, 6/01/2027
(a)
260,000 266,523
6.50%, 7/01/2027
(a)
343,000 350,106
4.50%, 1/15/2029
(a)
20,000 19,296
6.38%, 4/01/2029
(a)
92,000 93,645
7.50%, 6/01/2030
(a)
51,000 54,964
4.75%, 1/15/2031
(a)
286,000 272,387

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Pipelines – 4.5% (continued)
FTAI Infra Escrow Holdings LLC
,
10.50% , 6/01/2027
(a)
94,000 99,573
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/2027 128,000 130,272
7.75%, 2/01/2028 240,000 243,001
8.25%, 1/15/2029 220,000 225,280
8.88%, 4/15/2030 182,000 188,698
7.88%, 5/15/2032 280,000 280,461
8.00%, 5/15/2033 181,000 181,018
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 158,000 158,786
6.88%, 1/15/2029 145,000 146,992
8.25%, 1/15/2032
(a)
128,000 133,639
Harvest Midstream I LP
7.50%, 9/01/2028
(a)
397,000 405,886
7.50%, 5/15/2032
(a)
76,000 79,305
Hess Midstream Operations LP
6.50%, 6/01/2029
(a)
82,000 83,670
4.25%, 2/15/2030
(a)
90,000 84,152
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028
(a)
70,000 73,860
7.38%, 7/15/2032
(a)
2,000 2,079
ITT Holdings LLC
,
6.50% , 8/01/2029
(a)
424,000 396,442
Kinetik Holdings LP
6.63%, 12/15/2028
(a)
5,000 5,116
5.88%, 6/15/2030
(a)
151,000 149,856
Martin Midstream Partners LP / Martin Midstream Finance Corp.
,
11.50% , 2/15/2028
(a)
85,000 92,438
New Fortress Energy, Inc.
6.50%, 9/30/2026
(a)(b)
220,000 214,406
8.75%, 3/15/2029
(a)
66,000 59,891
NFE Financing LLC
,
12.00% , 11/15/2029
(a)
472,000 493,152
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/2029
(a)
315,000 323,284
8.38%, 2/15/2032
(a)
266,000 273,742
Northriver Midstream Finance LP
,
6.75% , 7/15/2032
(a)
7,000 7,150
NuStar Logistics LP
6.00%, 6/01/2026 30,000 30,185
5.63%, 4/28/2027 10,000 10,015
Prairie Acquiror LP
,
9.00% , 8/01/2029
(a)
169,000 174,811
Rockies Express Pipeline LLC
,
6.88% , 4/15/2040
(a)
5,000 4,864
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/01/2055
(a)
60,000 61,875
7.63%, 3/01/2055
(a)
70,000 71,921
Summit Midstream Holdings LLC
,
8.63% , 10/31/2029
(a)
100,000 105,401
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 3/01/2027
(a)
125,000 124,627
5.50%, 1/15/2028
(a)
230,000 224,802
7.38%, 2/15/2029
(a)
340,000 345,759
6.00%, 12/31/2030
(a)
158,000 152,551
6.00%, 9/01/2031
(a)
333,000 320,496
TransMontaigne Partners LP / TLP Finance Corp.
,
6.13% , 2/15/2026 91,000 90,460
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
90,000 83,267
6.25%, 1/15/2030
(a)
85,000 86,586
4.13%, 8/15/2031
(a)
80,000 72,303
3.88%, 11/01/2033
(a)
177,000 152,474

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Pipelines – 4.5% (continued)
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
1,038,000 1,085,288
9.50%, 2/01/2029
(a)
870,000 969,660
7.00%, 1/15/2030
(a)
416,000 425,336
8.38%, 6/01/2031
(a)
1,042,000 1,096,379
9.88%, 2/01/2032
(a)
760,000 836,589
15,991,515
Real Estate – 4.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
,
7.00% , 4/15/2030
(a)(b)
19,000 17,455
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)(b)
105,000 85,167
5.25%, 4/15/2030
(a)
92,000 71,189
Apollo Commercial Real Estate Finance, Inc.
,
4.63% , 6/15/2029
(a)
119,000 106,727
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027
(a)
146,000 139,831
7.75%, 12/01/2029
(a)
120,000 123,631
Brandywine Operating Partnership LP
3.95%, 11/15/2027 450,000 426,156
4.55%, 10/01/2029 185,000 168,131
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
235,000 233,068
4.50%, 4/01/2027
(a)
267,000 256,710
CoreLogic, Inc.
,
4.50% , 5/01/2028
(a)
130,000 121,592
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(a)
360,000 362,976
8.88%, 9/01/2031
(a)
28,000 30,181
Diversified Healthcare Trust
4.75%, 2/15/2028 157,000 137,709
4.38%, 3/01/2031 130,000 100,078
Global NET Lease, Inc. / Global NET Lease Operating Partnership LP
,
3.75% , 12/15/2027
(a)
19,000 17,653
Greystar Real Estate Partners LLC
,
7.75% , 9/01/2030
(a)
55,000 58,262
Hudson Pacific Properties LP
3.95%, 11/01/2027 165,000 150,942
5.95%, 2/15/2028 260,000 235,047
4.65%, 4/01/2029 260,000 208,961
3.25%, 1/15/2030 190,000 138,280
Hunt Cos., Inc.
,
5.25% , 4/15/2029
(a)
190,000 182,188
Iron Mountain Information Management Services, Inc.
,
5.00% , 7/15/2032
(a)
262,000 243,905
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
336,000 329,246
5.25%, 3/15/2028
(a)
395,000 388,248
5.00%, 7/15/2028
(a)
307,000 299,219
7.00%, 2/15/2029
(a)
481,000 494,633
4.88%, 9/15/2029
(a)
115,000 110,227
5.25%, 7/15/2030
(a)
685,000 658,525
4.50%, 2/15/2031
(a)
595,000 548,183
5.63%, 7/15/2032
(a)
368,000 354,331
6.25%, 1/15/2033
(a)
351,000 351,866
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 180,000 166,160
4.75%, 2/01/2030 51,000 45,891
5.00%, 3/01/2031 196,000 173,629
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/01/2027
(a)
263,000 255,644
4.75%, 6/15/2029
(a)
40,000 38,039

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Real Estate – 4.7% (continued)
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/01/2026 50,000 49,996
5.00%, 10/15/2027
(b)
291,000 260,435
4.63%, 8/01/2029 189,000 144,493
3.50%, 3/15/2031 281,000 188,553
Newmark Group, Inc.
,
7.50% , 1/12/2029 105,000 110,329
Office Properties Income Trust
3.25%, 3/15/2027
(a)
110,000 96,192
9.00%, 9/30/2029
(a)
163,000 136,882
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028
(a)
74,000 73,173
4.88%, 5/15/2029
(a)
349,000 333,534
Pebblebrook Hotel LP / PEB Finance Corp.
,
6.38% , 10/15/2029
(a)
50,000 49,912
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027 103,000 100,827
7.25%, 7/15/2028
(a)
470,000 486,496
4.50%, 2/15/2029
(a)
220,000 209,668
6.50%, 4/01/2032
(a)
273,000 275,071
Rithm Capital Corp.
,
8.00% , 4/01/2029
(a)
290,000 293,347
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)(b)
395,000 386,592
4.00%, 9/15/2029
(a)
135,000 124,019
SBA Communications Corp.
3.88%, 2/15/2027 428,000 414,152
3.13%, 2/01/2029 420,000 382,133
Service Properties Trust
5.25%, 2/15/2026 125,000 122,864
4.75%, 10/01/2026 199,000 192,384
4.95%, 2/15/2027 222,000 214,633
5.50%, 12/15/2027 57,000 54,864
3.95%, 1/15/2028 10,000 8,832
8.38%, 6/15/2029 215,000 214,930
4.95%, 10/01/2029 47,000 38,837
4.38%, 2/15/2030
(b)
115,000 92,523
8.63%, 11/15/2031
(a)
310,000 328,983
8.88%, 6/15/2032 45,000 43,783
Starwood Property Trust, Inc.
3.63%, 7/15/2026
(a)
328,000 318,633
4.38%, 1/15/2027
(a)
192,000 186,524
7.25%, 4/01/2029
(a)
220,000 227,252
6.00%, 4/15/2030
(a)
215,000 211,964
6.50%, 7/01/2030
(a)
137,000 138,309
The Howard Hughes Corp.
5.38%, 8/01/2028
(a)
427,000 414,814
4.13%, 2/01/2029
(a)
330,000 303,210
4.38%, 2/01/2031
(a)
222,000 198,456
The Necessity Retail REIT, Inc./ American Finance Operating Partner LP
,
4.50% , 9/30/2028
(a)
106,000 99,106
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
,
6.00% , 1/15/2030
(a)
240,000 210,865
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/2028
(a)
525,000 561,365
4.75%, 4/15/2028
(a)
34,000 32,275
6.50%, 2/15/2029
(a)
222,000 202,561
Vornado Realty LP
,
2.15% , 6/01/2026 65,000 62,130
XHR LP
,
6.63% , 5/15/2030
(a)
248,000 250,679
16,676,260

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Retail – 5.0%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/2028
(a)
360,000 343,646
4.38%, 1/15/2028
(a)
225,000 216,582
6.13%, 6/15/2029
(a)
291,000 294,889
5.63%, 9/15/2029
(a)
120,000 119,584
4.00%, 10/15/2030
(a)
455,000 411,885
Academy Ltd.
,
6.00% , 11/15/2027
(a)
49,000 48,970
Advance Auto Parts, Inc.
,
5.95% , 3/09/2028 5,000 5,058
Arko Corp.
,
5.13% , 11/15/2029
(a)(b)
120,000 110,841
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 31,000 30,081
4.63%, 11/15/2029
(a)
136,000 129,381
4.75%, 3/01/2030 134,000 126,882
At Home Group, Inc.
7.13%, 5/12/2028
(a)(c)
108,810 44,878
4.88%, 7/15/2028
(a)
70,000 28,699
Bath & Body Works, Inc.
6.69%, 1/15/2027 20,000 20,441
5.25%, 2/01/2028 3,000 2,974
6.63%, 10/01/2030
(a)
221,000 225,235
6.95%, 3/01/2033 71,000 72,108
6.88%, 11/01/2035 223,000 230,166
6.75%, 7/01/2036 171,000 173,994
7.60%, 7/15/2037 30,000 30,871
BCPE Ulysses Intermediate, Inc.
,
7.75% , 4/01/2027
(a)(c)
150,000 148,133
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)
73,000 72,534
4.13%, 5/15/2029
(a)
45,000 44,044
6.50%, 8/01/2030
(a)
377,000 388,848
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC
,
5.13% , 4/15/2029
(a)
10,000 9,145
BlueLinx Holdings, Inc.
,
6.00% , 11/15/2029
(a)
180,000 174,364
Brinker International, Inc.
,
8.25% , 7/15/2030
(a)
235,000 250,689
Carvana Co.
9.00%, 12/01/2028
(a)(c)
185,870 200,229
9.00%, 6/01/2030
(a)(c)
520,550 577,459
9.00%, 6/01/2031
(a)(c)
556,400 668,905
CEC Entertainment LLC
,
6.75% , 5/01/2026
(a)
201,000 201,225
Cougar JV Subsidiary LLC
,
8.00% , 5/15/2032
(a)
6,000 6,280
eG Global Finance PLC
,
12.00% , 11/30/2028
(a)
360,000 403,797
Evergreen AcqCo 1 LP / TVI, Inc.
,
9.75% , 4/26/2028
(a)
130,000 136,393
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
262,000 261,216
5.88%, 4/01/2029
(a)
140,000 132,213
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
146,000 137,328
6.75%, 1/15/2030
(a)
300,000 282,748
FirstCash, Inc.
,
6.88% , 3/01/2032
(a)
125,000 126,891
Foot Locker, Inc.
,
4.00% , 10/01/2029
(a)
155,000 133,299
Foundation Building Materials, Inc.
,
6.00% , 3/01/2029
(a)
120,000 107,367
Global Auto Holdings Ltd. / AAG FH UK Ltd.
8.38%, 1/15/2029
(a)
145,000 135,960
11.50%, 8/15/2029
(a)
180,000 184,565
8.75%, 1/15/2032
(a)
220,000 194,711

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Retail – 5.0% (continued)
GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
,
7.00% , 8/15/2028
(a)
139,000 80,466
Group 1 Automotive, Inc.
4.00%, 8/15/2028
(a)
127,000 120,448
6.38%, 1/15/2030
(a)
111,000 112,966
GYP Holdings III Corp.
,
4.63% , 5/01/2029
(a)
115,000 109,552
Ken Garff Automotive LLC
,
4.88% , 9/15/2028
(a)
20,000 19,242
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
,
4.75% , 6/01/2027
(a)
247,000 244,083
Kohl's Corp.
4.63%, 5/01/2031 250,000 199,880
5.55%, 7/17/2045 100,000 62,885
LBM Acquisition LLC
,
6.25% , 1/15/2029
(a)
190,000 175,602
LCM Investments Holdings II LLC
,
4.88% , 5/01/2029
(a)
46,000 43,559
Liberty Interactive LLC
8.50%, 7/15/2029 89,000 44,858
8.25%, 2/01/2030 122,000 59,948
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
227,000 220,778
3.88%, 6/01/2029
(a)
138,000 128,105
Macy's Retail Holdings LLC
5.88%, 3/15/2030
(a)
165,000 158,574
6.70%, 7/15/2034
(a)
145,000 122,748
4.50%, 12/15/2034 20,000 16,419
6.38%, 3/15/2037 5,000 4,358
Murphy Oil USA, Inc.
5.63%, 5/01/2027 2,000 1,997
4.75%, 9/15/2029 48,000 45,935
Nordstrom, Inc.
,
5.00% , 1/15/2044 175,000 132,432
Papa John's International, Inc.
,
3.88% , 9/15/2029
(a)(b)
97,000 88,107
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
100,000 86,023
6.75%, 8/01/2029
(a)
140,000 124,242
Patrick Industries, Inc.
4.75%, 5/01/2029
(a)
26,000 24,788
6.38%, 11/01/2032
(a)
62,000 61,182
Penske Automotive Group, Inc.
,
3.75% , 6/15/2029 208,000 191,912
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
366,000 350,317
7.75%, 2/15/2029
(a)
321,000 319,696
QVC, Inc.
6.88%, 4/15/2029
(a)(b)
110,000 91,484
5.45%, 8/15/2034 90,000 55,236
5.95%, 3/15/2043 65,000 36,016
Saks Global Enterprises LLC
,
11.00% , 12/15/2029
(a)
621,000 595,426
Sally Holdings LLC / Sally Capital, Inc.
,
6.75% , 3/01/2032 110,000 110,855
Sonic Automotive, Inc.
,
4.88% , 11/15/2031
(a)(b)
6,000 5,540
Specialty Building Products Holdings LLC / SBP Finance Corp.
,
7.75% , 10/15/2029
(a)
121,000 123,866
Staples, Inc.
10.75%, 9/01/2029
(a)
900,000 881,986
12.75%, 1/15/2030
(a)
250,000 195,461
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.88%, 3/01/2027 140,000 139,656
5.00%, 6/01/2031
(a)
159,000 144,473

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Retail – 5.0% (continued)
Superior Plus LP / Superior General Partner, Inc.
,
4.50% , 3/15/2029
(a)
210,000 193,709
The Gap, Inc.
3.63%, 10/01/2029
(a)
141,000 128,363
3.88%, 10/01/2031
(a)
50,000 43,889
The Michaels Companies, Inc.
5.25%, 5/01/2028
(a)(b)
60,000 46,625
7.88%, 5/01/2029
(a)
207,000 130,405
Victoria's Secret & Co.
,
4.63% , 7/15/2029
(a)
48,000 44,082
Victra Holdings LLC / Victra Finance Corp.
,
8.75% , 9/15/2029
(a)
19,000 20,138
Walgreen Co.
,
4.40% , 9/15/2042 110,000 73,615
Walgreens Boots Alliance, Inc.
3.45%, 6/01/2026 380,000 370,091
8.13%, 8/15/2029
(b)
283,000 286,001
3.20%, 4/15/2030 200,000 166,055
4.50%, 11/18/2034 100,000 79,773
4.80%, 11/18/2044 172,000 128,934
4.65%, 6/01/2046 110,000 72,735
4.10%, 4/15/2050
(b)
269,000 177,800
White Capital Buyer LLC
,
6.88% , 10/15/2028
(a)
105,000 105,149
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
428,000 411,014
3.63%, 3/15/2031 575,000 514,697
4.63%, 1/31/2032 469,000 437,013
5.38%, 4/01/2032 530,000 518,075
6.88%, 11/15/2037 126,000 136,207
17,460,979
Semiconductors – 0.2%
Amkor Technology, Inc.
,
6.63% , 9/15/2027
(a)
200,000 200,127
ams-OSRAM AG
,
12.25% , 3/30/2029
(a)
90,000 89,132
Entegris, Inc.
4.38%, 4/15/2028
(a)
40,000 38,599
3.63%, 5/01/2029
(a)
37,000 34,059
5.95%, 6/15/2030
(a)
172,000 171,318
ON Semiconductor Corp.
,
3.88% , 9/01/2028
(a)
20,000 18,883
Synaptics, Inc.
,
4.00% , 6/15/2029
(a)
20,000 18,386
570,504
Software – 2.5%
AthenaHealth Group, Inc.
,
6.50% , 2/15/2030
(a)
650,000 628,774
Camelot Finance SA
,
4.50% , 11/01/2026
(a)
247,000 242,596
Capstone Borrower, Inc.
,
8.00% , 6/15/2030
(a)
65,000 68,351
Castle US Holding Corp.
,
9.50% , 2/15/2028
(a)
73,000 33,748
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
,
8.00% , 6/15/2029
(a)(b)
56,000 54,228
Central Parent, Inc. / CDK Global, Inc.
,
7.25% , 6/15/2029
(a)(b)
31,000 29,461
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
295,000 277,639
4.88%, 7/01/2029
(a)
123,000 115,360
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
1,010,000 992,988
9.00%, 9/30/2029
(a)
1,160,000 1,187,996
8.25%, 6/30/2032
(a)
420,000 436,396
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
41,000 40,920
6.50%, 10/15/2028
(a)
6,000 6,070

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Software – 2.5% (continued)
Dye & Durham Ltd.
,
8.63% , 4/15/2029
(a)
93,000 97,272
Elastic NV
,
4.13% , 7/15/2029
(a)
185,000 172,916
Ellucian Holdings, Inc.
,
6.50% , 12/01/2029
(a)
100,000 100,610
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
6,000 6,008
4.00%, 6/15/2028
(a)
209,000 199,101
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 5/01/2028
(a)
97,000 89,708
8.75%, 5/01/2029
(a)
130,000 134,071
Open Text Corp.
3.88%, 2/15/2028
(a)
175,000 166,347
3.88%, 12/01/2029
(a)
100,000 91,804
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
170,000 156,010
4.13%, 12/01/2031
(a)
200,000 179,152
Playtika Holding Corp.
,
4.25% , 3/15/2029
(a)
240,000 221,751
PTC, Inc.
,
4.00% , 2/15/2028
(a)
183,000 175,395
Rackspace Finance LLC
,
3.50% , 5/15/2028
(a)
112,000 59,391
RingCentral, Inc.
,
8.50% , 8/15/2030
(a)
170,000 180,510
ROBLOX Corp.
,
3.88% , 5/01/2030
(a)
88,000 80,531
Rocket Software, Inc.
9.00%, 11/28/2028
(a)
402,000 416,049
6.50%, 2/15/2029
(a)
230,000 218,470
SS&C Technologies, Inc.
,
5.50% , 9/30/2027
(a)
338,000 337,298
The Dun & Bradstreet Corp.
,
5.00% , 12/15/2029
(a)
312,000 303,521
Twilio, Inc.
3.63%, 3/15/2029 34,000 31,600
3.88%, 3/15/2031 184,000 166,788
UKG, Inc.
,
6.88% , 2/01/2031
(a)
560,000 571,518
West Technology Group LLC
,
8.50% , 4/10/2027
(a)
110,000 91,442
ZoomInfo Technologies LLC / ZoomInfo Finance Corp.
,
3.88% , 2/01/2029
(a)
392,000 360,583
8,722,373
Telecommunications – 5.2%
Altice Financing SA
9.63%, 7/15/2027
(a)
90,000 83,394
5.00%, 1/15/2028
(a)
366,000 295,587
5.75%, 8/15/2029
(a)
620,000 483,143
Altice France Holding SA
10.50%, 5/15/2027
(a)
393,000 119,797
6.00%, 2/15/2028
(a)
280,000 75,989
Altice France SA
8.13%, 2/01/2027
(a)
470,000 393,608
5.50%, 1/15/2028
(a)
281,000 225,223
5.13%, 1/15/2029
(a)
134,000 105,080
5.13%, 7/15/2029
(a)
639,000 509,502
5.50%, 10/15/2029
(a)
511,000 407,983
British Telecommunications PLC
,
4.25% , 11/23/2081
(a)
184,000 179,001
CommScope LLC
6.00%, 3/01/2026
(a)
388,000 388,000
8.25%, 3/01/2027
(a)
235,000 223,925
7.13%, 7/01/2028
(a)
206,000 187,245
4.75%, 9/01/2029
(a)
350,000 311,629
9.50%, 12/15/2031
(a)
258,000 267,460

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Telecommunications – 5.2% (continued)
CommScope Technologies LLC
,
5.00% , 3/15/2027
(a)
216,000 194,271
Connect Finco Sarl / Connect US Finco LLC
,
9.00% , 9/15/2029
(a)
543,000 486,826
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
60,000 56,838
6.50%, 10/01/2028
(a)
130,000 127,071
EchoStar Corp.
Series ., 10.75%, 11/30/2029 1,295,000 1,395,721
6.75%, 11/30/2030
(c)
452,000 417,523
Embarq LLC
,
8.00% , 6/01/2036 310,000 172,042
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
291,000 291,194
5.00%, 5/01/2028
(a)
410,000 405,775
6.75%, 5/01/2029
(a)
215,000 216,865
5.88%, 11/01/2029 249,000 248,713
6.00%, 1/15/2030
(a)
249,000 249,485
8.75%, 5/15/2030
(a)
308,000 325,678
8.63%, 3/15/2031
(a)
310,000 331,349
Frontier Florida LLC
,
Series E , 6.86% , 2/01/2028 80,000 82,057
Frontier North, Inc.
,
Series G , 6.73% , 2/15/2028 71,000 72,252
GoTo Group, Inc.
5.50%, 5/01/2028
(a)
130,000 112,774
5.50%, 5/01/2028
(a)
100,000 45,438
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 235,000 210,643
6.63%, 8/01/2026 150,000 103,642
Iliad Holding SASU
7.00%, 10/15/2028
(a)
360,000 366,286
8.50%, 4/15/2031
(a)
180,000 193,240
7.00%, 4/15/2032
(a)
270,000 273,960
Intelsat Jackson Holdings SA
,
6.50% , 3/15/2030
(a)(b)
545,000 492,268
Level 3 Financing, Inc.
3.63%, 1/15/2029
(a)
149,000 114,766
10.50%, 4/15/2029
(a)
240,000 269,398
4.88%, 6/15/2029
(a)
220,000 189,743
3.75%, 7/15/2029
(a)
130,000 99,086
11.00%, 11/15/2029
(a)
490,000 555,081
4.50%, 4/01/2030
(a)
190,000 156,883
10.50%, 5/15/2030
(a)
57,000 62,572
3.88%, 10/15/2030
(a)
60,000 47,192
10.75%, 12/15/2030
(a)
240,000 270,036
4.00%, 4/15/2031
(a)
100,000 78,062
10.00%, 10/15/2032
(a)
133,660 133,486
Lumen Technologies, Inc.
4.13%, 4/15/2029
(a)
79,659 71,940
4.13%, 4/15/2030
(a)
229,333 201,539
10.00%, 10/15/2032
(a)
173,550 173,005
Series P, 7.60%, 9/15/2039 60,000 48,111
Series U, 7.65%, 3/15/2042 70,000 55,816
Optics Bidco SpA
Series 2033, 6.38%, 11/15/2033
(a)(b)
90,000 89,329
6.00%, 9/30/2034
(a)
100,000 96,074
Series 2036, 7.20%, 7/18/2036
(a)
53,000 54,216
Series 2038, 7.72%, 6/04/2038
(a)
55,000 57,939

Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Telecommunications – 5.2% (continued)
Rogers Communications, Inc.
,
5.25% , 3/15/2082
(a)
310,000 303,543
Telecom Italia Capital SA
6.00%, 9/30/2034 5,000 4,767
7.20%, 7/18/2036 55,000 55,180
7.72%, 6/04/2038 95,000 98,198
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
120,000 71,236
4.88%, 6/01/2027
(a)
70,000 40,693
6.50%, 10/15/2027
(a)
70,000 31,390
ViaSat, Inc.
5.63%, 4/15/2027
(a)(b)
130,000 126,208
7.50%, 5/30/2031
(a)
140,000 100,805
Viavi Solutions, Inc.
,
3.75% , 10/01/2029
(a)
125,000 113,725
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)(b)
251,000 218,724
4.75%, 7/15/2031
(a)
540,000 474,880
7.75%, 4/15/2032
(a)
415,000 420,396
Vodafone Group PLC
7.00%, 4/04/2079 587,000 611,010
3.25%, 6/04/2081 50,000 48,488
4.13%, 6/04/2081 25,000 22,397
5.13%, 6/04/2081 260,000 200,605
Windstream Services LLC / Windstream Escrow Finance Corp.
,
8.25% , 10/01/2031
(a)
760,000 786,929
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
85,000 80,271
6.13%, 3/01/2028
(a)
195,000 173,006
Zegona Finance PLC
,
8.63% , 7/15/2029
(a)
320,000 342,538
18,277,740
Transportation – 0.5%
Brightline East LLC
,
11.00% , 1/31/2030
(a)
334,492 323,643
Cargo Aircraft Management, Inc.
,
4.75% , 2/01/2028
(a)
180,000 179,750
Carriage Purchaser, Inc.
,
7.88% , 10/15/2029
(a)
120,000 111,410
Clue Opco LLC
,
9.50% , 10/15/2031
(a)
75,000 79,251
Danaos Corp.
,
8.50% , 3/01/2028
(a)
195,000 199,419
First Student Bidco, Inc. / First Transit Parent, Inc.
,
4.00% , 7/31/2029
(a)
4,000 3,724
Genesee & Wyoming, Inc.
,
6.25% , 4/15/2032
(a)
55,000 55,183
Rand Parent LLC
,
8.50% , 2/15/2030
(a)(b)
280,000 290,318
Seaspan Corp.
,
5.50% , 8/01/2029
(a)
307,000 283,797
XPO, Inc.
7.13%, 6/01/2031
(a)
10,000 10,339
7.13%, 2/01/2032
(a)
185,000 191,161
1,727,995
Trucking & Leasing – 0.4%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/01/2028
(a)
291,000 284,415
7.88%, 12/01/2030
(a)
160,000 167,056
7.00%, 5/01/2031
(a)
240,000 243,185
7.00%, 6/15/2032
(a)
270,000 274,093
5.88%, 4/15/2033
(a)(b)
160,000 153,141

Statement of Investments
(continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 98.0% (continued)
Trucking & Leasing – 0.4% (continued)
NAC Aviation 29 DAC
,
4.75% , 6/30/2026 143,193 139,888
1,261,778
Total Corporate Bonds and Notes (cost $341,574,317) 345,594,928
Shares
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(f)(g)
(cost $2,433,369) 2,433,369 2,433,369
Investment of Cash Collateral for Securities Loaned – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(f)(g)
(cost $3,429,104) 3,429,104 3,429,104
Total Investments (cost $347,436,790) 99.7% 351,457,401
Cash and Receivables (Net) 0.3% 1,140,608
Net Assets 100.0% 352,598,009
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities were valued at $289,758,334 or 82.18% of net assets.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $9,166,520 and the value of the collateral was $9,526,865, consisting of cash collateral of $3,429,104 and U.S. Government & Agency securities valued at $6,097,761. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2025 was $14,595, which represented 0.00% of the Fund’s Net Assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of January 31, 2025.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes 41 3/20/2025 4,500,992 4,462,594 (38,398)
U.S. Treasury 10 Year Ultra Notes 33 3/20/2025 3,717,543 3,675,375 (42,168)
U.S. Treasury Long Bonds 12 3/20/2025 1,403,038 1,366,875 (36,163)
Futures Short
U.S. Treasury 5 Year Notes 23 3/31/2025 2,448,893 2,446,984 1,909
Gross Unrealized Appreciation 1,909
Gross Unrealized Depreciation (116,728)
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
Markit CDX North America High Yield Index, Series 43 12/20/2029 8,500,000 742,551 631,525 111,026
Gross Unrealized Appreciation 111,026
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount
equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See Notes to Statement of Investments

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon High Yield ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within
Level 1 of the fair value hierarchy.
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:
yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the
Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31, 2025 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.
Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)
with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a
Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-
risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the
fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025, are set forth in the Statement of Investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 345,594,928 — 345,594,928
Investment Companies 2,433,369 — — 2,433,369
Investment of Cash Collateral for Securities Loaned 3,429,104 — — 3,429,104
5,862,473 345,594,928 — 351,457,401
Other Financial Instruments:
Futures
††
1,909 — — 1,909
Centrally Cleared Credit Default Swaps
††
— 111,026 — 111,026
1,909 111,026 — 112,935
Liabilities ($)
Other Financial Instruments:
Futures
††
(116,728) — — (116,728)
(116,728) — — (116,728)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter
(“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements . Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements . Upfront payments made and/or received by the fund, are recorded as an asset and/or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change.
The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid
to) the counterparty, including upon termination, are recorded as realized gain (loss) .
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation . Notional amounts of all credit default swap agreements are disclosed in the Statement of
Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. .
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2025, accumulated net unrealized appreciation on investments was $4,016,818, consisting of gross appreciation of
$6,351,073 and gross depreciation of $2,334,255.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).